UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-05634
Morgan Stanley Global Strategist Fund
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York (Address of principal executive offices)	10036 (Zip code)
Sara Furber
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-296-6963
Date of fiscal year end: July 31, 2011
Date of reporting period: October 31, 2010

Item 1.	Schedule of Investments.
The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Global Strategist Fund
Portfolio of Investments • October 31, 2010 (unaudited)

NUMBER OF
SHARES		VALUE

	Common Stocks (49.1%)
	Australia (2.2%)
	Air Freight & Logistics
11,045	Toll Holdings Ltd.	$67,078

	Beverages
8,808	Coca-Cola Amatil Ltd.	105,001
42,869	Foster’s Group Ltd.	245,234

		350,235

	Biotechnology
8,567	CSL Ltd.	275,502

	Capital Markets
5,106	Macquarie Group Ltd.	181,057

	Chemicals
6,321	DuluxGroup Ltd. (a)	16,718
25,937	Incitec Pivot Ltd.	94,512
6,321	Orica Ltd.	155,907

		267,137

	Commercial Banks
38,959	Australia & New Zealand Banking Group Ltd.	946,804
21,794	Commonwealth Bank of Australia	1,043,929
32,464	National Australia Bank Ltd.	809,628
42,901	Westpac Banking Corp.	953,935

		3,754,296

	Commercial Services & Supplies
21,517	Brambles Ltd.	134,260

	Construction & Engineering
2,526	Leighton Holdings Ltd.	90,808

	Containers & Packaging
19,058	Amcor Ltd.	125,450

	Diversified Financial Services
2,973	ASX Ltd.	108,042

	Diversified Telecommunication Services
74,883	Telstra Corp. Ltd.	195,848

	Energy Equipment & Services
3,060	WorleyParsons Ltd.	68,791

	Food & Staples Retailing
15,794	Wesfarmers Ltd.	512,708
2,975	Wesfarmers Ltd. (PPS)	97,304
19,351	Woolworths Ltd.	537,380

		1,147,392

	Health Care Equipment & Supplies
963	Cochlear Ltd.	66,994

	Health Care Providers & Services
5,936	Sonic Healthcare Ltd.	63,321

	Hotels, Restaurants & Leisure
11,102	Crown Ltd.	90,588
10,695	TABCORP Holdings Ltd.	77,315

		167,903

	Information Technology Services
8,106	Computershare Ltd.	80,355

	Insurance
36,890	AMP Ltd.	192,964
16,910	AXA Asia Pacific Holdings Ltd.	90,109
38,253	Insurance Australia Group Ltd.	142,388
20,506	QBE Insurance Group Ltd.	345,088
19,706	Suncorp-Metway Ltd.	177,587

		948,136

Morgan Stanley Global Strategist Fund
Portfolio of Investments • October 31, 2010 (unaudited) continued

NUMBER OF
SHARES		VALUE

	Media
48,903	Fairfax Media Ltd.	$69,459

	Metals & Mining
55,519	Alumina Ltd.	110,398
50,465	BHP Billiton Ltd.	2,072,225
33,335	BlueScope Steel Ltd.	65,143
20,937	Fortescue Metals Group Ltd. (a)	128,180
7,192	Newcrest Mining Ltd.	281,514
21,424	OneSteel Ltd.	56,662
6,652	Rio Tinto Ltd.	538,804

		3,252,926

	Multi-Utilities
6,836	AGL Energy Ltd.	107,742

	Oil, Gas & Consumable Fuels
13,584	Origin Energy Ltd.	212,100
13,674	Santos Ltd.	169,036
8,905	Woodside Petroleum Ltd.	379,445

		760,581

	Real Estate Investment Trusts (REITs)
81,393	Dexus Property Group (Stapled Securities) (b)	66,175
100,489	Goodman Group (Stapled Securities) (b)	62,013
33,564	GPT Group (Stapled Securities) (b)	91,728
48,193	Mirvac Group (Stapled Securities) (b)(c)	61,133
35,586	Stockland (Stapled Securities) (b)(c)	131,415
32,351	Westfield Group (Stapled Securities) (b)(c)	392,314

		804,778

	Real Estate Management & Development
11,065	Lend Lease Corp., Ltd. (Stapled Securities) (b)(c)	78,147

	Road & Rail
45,245	Asciano Group (Stapled Securities) (a)(b)(c)	69,360

	Transportation Infrastructure
20,053	Transurban Group (Stapled Securities) (b)(c)	102,929

	Total Australia	13,338,527

	Austria (0.0%)
	Commercial Banks
938	Erste Group Bank AG	42,338

	Real Estate Management & Development
3,664	Immofinanz AG (a)	14,432

	Total Austria	56,770

	Belgium (0.2%)
	Beverages
9,739	Anheuser-Busch InBev N.V.	610,441

	Commercial Banks
804	KBC Groep (a)	34,975

	Diversified Financial Services
2,466	Groupe Bruxelles Lambert SA	218,390

	Food & Staples Retailing
3,851	Delhaize Group SA	269,011

	Insurance
25,432	Ageas	78,191

	Total Belgium	1,211,008

	Bermuda (0.1%)
	Capital Markets
2,299	Invesco Ltd.	52,877

	Energy Equipment & Services
5,089	Seadrill Ltd.	154,149

	Food Products
700	Bunge Ltd.	42,049

Morgan Stanley Global Strategist Fund
Portfolio of Investments • October 31, 2010 (unaudited) continued

NUMBER OF
SHARES		VALUE

	Semiconductors & Semiconductor Equipment
2,800	Marvell Technology Group Ltd. (a)	$54,068

	Total Bermuda	303,143

	Brazil (0.5%)
	Commercial Banks
9,500	Banco do Brasil SA	183,932
9,300	Banco Santander Brasil SA (Units) (c)	131,326

		315,258

	Diversified Financial Services
22,200	BM&F Bovespa SA	185,141

	Food Products
11,400	BRF — Brasil Foods SA	164,533

	Household Durables
4,300	Cyrela Brazil Realty SA	59,127
6,600	PDG Realty SA Empreendimentos e Participacoes	81,709

		140,836

	Information Technology Services
10,400	Companhia Brasileira de Meios de Pagamento	89,608
6,300	Redecard SA	81,478

		171,086

	Metals & Mining
16,100	Cia Siderurgica Nacional SA	266,550
5,000	Usinas Siderurgicas de Minas Gerais SA	72,634
22,200	Vale SA	699,177

		1,038,361

	Oil, Gas & Consumable Fuels
20,900	OGX Petroleo e Gas Participacoes SA (a)	273,250
38,200	Petroleo Brasileiro SA	640,074

		913,324

	Personal Products
4,700	Natura Cosmeticos SA	134,341

	Road & Rail
6,800	All America Latina Logistica SA	64,309

	Transportation Infrastructure
4,600	Cia de Concessoes Rodoviarias	124,449

	Total Brazil	3,251,638

	Canada (2.3%)
	Aerospace & Defense
19,400	Bombardier, Inc.	96,629

	Auto Components
1,700	Magna International, Inc. (Class A)	153,748

	Capital Markets
2,800	IGM Financial, Inc.	118,490

	Chemicals
2,200	Agrium, Inc.	194,611
3,800	Potash Corp. of Saskatchewan, Inc.	549,564

		744,175

	Commercial Banks
7,100	Bank of Montreal	419,289
12,400	Bank of Nova Scotia	664,681
5,200	Canadian Imperial Bank of Commerce	398,859
2,100	National Bank of Canada	138,222
17,100	Royal Bank of Canada	911,922
11,300	Toronto-Dominion Bank (The)	813,791

		3,346,764

	Communications Equipment
6,300	Research In Motion Ltd. (a)	358,332

Morgan Stanley Global Strategist Fund
Portfolio of Investments • October 31, 2010 (unaudited) continued

NUMBER OF
SHARES		VALUE

	Construction & Engineering
2,800	SNC-Lavalin Group, Inc.	$143,034

	Diversified Telecommunication Services
7,200	BCE, Inc.	241,506

	Electric Utilities
2,000	Fortis, Inc.	63,477

	Food & Staples Retailing
3,500	Shoppers Drug Mart Corp.	133,150

	Hotels, Restaurants & Leisure
4,300	Tim Hortons, Inc.	161,645

	Independent Power Producers & Energy Traders
3,400	TransAlta Corp.	68,840

	Insurance
300	Fairfax Financial Holdings Ltd.	122,715
6,200	Great-West Lifeco, Inc.	161,945
1,900	Intact Financial Corp.	86,049
24,700	Manulife Financial Corp.	312,655
5,500	Power Corp. of Canada	153,476
5,200	Power Financial Corp.	156,576
8,000	Sun Life Financial, Inc.	226,375

		1,219,791

	Media
5,200	Shaw Communications, Inc.	111,505
5,100	Thomson Reuters Corp.	194,769

		306,274

	Metals & Mining
2,300	Agnico-Eagle Mines Ltd.	178,380
13,100	Barrick Gold Corp.	630,917
7,400	Eldorado Gold Corp.	125,305
1,400	First Quantum Minerals Ltd.	122,594
9,800	Goldcorp, Inc.	437,584
11,900	Kinross Gold Corp.	213,605
4,800	Silver Wheaton Corp. (a)	137,990
6,500	Teck Resources Ltd.	290,617
10,100	Yamana Gold, Inc.	111,111

		2,248,103

	Oil, Gas & Consumable Fuels
5,600	Cameco Corp.	173,233
14,400	Canadian Natural Resources Ltd.	524,240
3,500	Canadian Oil Sands Trust (Units) (c)	87,714
10,000	Cenovus Energy, Inc.	278,262
2,700	Crescent Point Energy Corp.	106,952
5,800	Enbridge, Inc.	320,794
10,500	Encana Corp.	296,603
3,600	Husky Energy, Inc.	89,373
3,500	Imperial Oil Ltd.	134,592
8,200	Nexen, Inc.	174,468
5,700	Penn West Energy Trust (Units) (c)	129,827
1,400	Petrobank Energy & Resources Ltd. (a)	55,717
19,800	Suncor Energy, Inc.	634,439
14,200	Talisman Energy, Inc.	257,435
8,800	TransCanada Corp.	325,028
1,100	Ultra Petroleum Corp. (a)	45,265

		3,633,942

	Real Estate Management & Development
7,500	Brookfield Asset Management, Inc. (Class A)	222,669
5,800	Brookfield Properties Corp.	100,202

		322,871

	Road & Rail
6,100	Canadian National Railway Co.	395,103

Morgan Stanley Global Strategist Fund
Portfolio of Investments • October 31, 2010 (unaudited) continued

NUMBER OF
SHARES		VALUE

2,300	Canadian Pacific Railway Ltd.	$149,921

		545,024

	Wireless Telecommunication Services
5,400	Rogers Communications, Inc. (Class B)	196,749

	Total Canada	14,102,544

	Denmark (0.2%)
	Beverages
2,249	Carlsberg A/S (Class B)	245,967

	Commercial Banks
7,136	Danske Bank A/S (a)	189,784

	Electrical Equipment
2,982	Vestas Wind Systems A/S (a)	95,168

	Marine
25	A P Moller — Maersk A/S (Class B)	216,961

	Pharmaceuticals
4,931	Novo Nordisk A/S (Class B)	519,043

	Total Denmark	1,266,923

	Finland (0.2%)
	Communications Equipment
41,228	Nokia Oyj	445,280

	Electric Utilities
7,411	Fortum Oyj	210,110

	Insurance
4,004	Sampo Oyj (Class A)	112,181

	Machinery
2,572	Kone Oyj (Class B)	137,820

	Paper & Forest Products
7,205	UPM-Kymmene Oyj	119,834

	Total Finland	1,025,225

	France (1.9%)
	Auto Components
2,614	Compagnie Generale des Etablissements Michelin (Class B)	207,922

	Automobiles
5,563	Renault SA (a)	309,124

	Beverages
2,579	Pernod-Ricard SA	228,685

	Building Products
5,147	Compagnie de Saint-Gobain	240,412

	Chemicals
4,265	Air Liquide SA	551,697

	Commercial Banks
6,138	BNP Paribas	448,930
2,689	Credit Agricole SA	44,069
5,680	Societe Generale	340,133

		833,132

	Construction & Engineering
2,383	Bouygues SA	105,023
5,941	Vinci SA	317,354

		422,377

	Construction Materials
3,982	Lafarge SA	227,562

	Diversified Telecommunication Services
29,214	France Telecom SA	702,000

	Electric Utilities
3,650	EDF SA	167,262

	Electrical Equipment
4,172	Alstom SA	210,548

Morgan Stanley Global Strategist Fund
Portfolio of Investments • October 31, 2010 (unaudited) continued

NUMBER OF
SHARES		VALUE

3,482	Schneider Electric SA	$494,320

		704,868

	Energy Equipment & Services
1,830	Technip SA	153,814

	Food & Staples Retailing
5,630	Carrefour SA	303,875

	Food Products
6,913	Danone SA	437,541

	Health Care Equipment & Supplies
1,811	Cie Generale d’Optique Essilor International SA	120,937

	Hotels, Restaurants & Leisure
1,449	Sodexo	94,302

	Information Technology Services
2,091	Cap Gemini SA	106,676

	Insurance
16,930	AXA SA	308,208

	Machinery
2,015	Vallourec SA	209,131

	Media
1,498	Publicis Groupe SA	74,620
17,315	Vivendi	493,912

		568,532

	Multi-Utilities
15,441	GDF Suez	616,359
4,572	Suez Environnement Co.	89,373
6,460	Veolia Environnement	189,757

		895,489

	Multiline Retail
1,608	PPR	263,640

	Oil, Gas & Consumable Fuels
22,485	Total SA	1,221,905

	Personal Products
2,915	L’Oreal SA	342,259

	Pharmaceuticals
17,102	Sanofi-Aventis SA	1,194,419

	Real Estate Investment Trusts (REITs)
86	ICADE	9,456
1,957	Unibail-Rodamco SE	407,748

		417,204

	Textiles, Apparel & Luxury Goods
1,036	Christian Dior SA	149,887
506	Hermes International	107,364
3,032	LVMH Moet Hennessy Louis Vuitton SA	475,167

		732,418

	Total France	11,965,391

	Germany (1.7%)
	Air Freight & Logistics
15,717	Deutsche Post AG (Registered Shares)	293,126

	Automobiles
5,166	Bayerische Motoren Werke AG	370,361
15,550	Daimler AG (a)	1,026,509

		1,396,870

	Capital Markets
11,650	Deutsche Bank AG (Registered Shares)	671,607

	Chemicals
11,615	BASF SE	845,150
3,056	K+S AG	212,711

Morgan Stanley Global Strategist Fund
Portfolio of Investments • October 31, 2010 (unaudited) continued

NUMBER OF
SHARES		VALUE

3,024	Linde AG	$435,403

		1,493,264

	Commercial Banks
13,147	Commerzbank AG (a)	118,480

	Construction Materials
2,205	HeidelbergCement AG	115,346

	Diversified Financial Services
2,773	Deutsche Boerse AG	195,136

	Diversified Telecommunication Services
47,629	Deutsche Telecom AG (Registered Shares)	690,083

	Electric Utilities
24,505	E.ON AG	767,391

	Health Care Providers & Services
2,175	Fresenius Medical Care AG & Co. KGaA	138,554

	Household Products
2,028	Henkel AG & Co. KGaA	100,724

	Industrial Conglomerates
10,134	Siemens AG (Registered Shares)	1,157,704

	Insurance
5,106	Allianz SE (Registered Shares)	639,876
2,137	Muenchener Rueckversicherungs AG (Registered Shares)	334,162

		974,038

	Machinery
1,829	MAN SE	201,104

	Metals & Mining
5,591	ThyssenKrupp AG	205,745

	Multi-Utilities
4,945	RWE AG	354,448

	Personal Products
1,091	Beiersdorf AG	71,079

	Pharmaceuticals
9,084	Bayer AG	677,927

	Semiconductors & Semiconductor Equipment
14,309	Infineon Technologies AG (a)	112,641

	Software
13,756	SAP AG	717,390

	Textiles, Apparel & Luxury Goods
2,893	Adidas AG	188,722

	Total Germany	10,641,379

	Indonesia (0.2%)
	Automobiles
29,000	Astra International Tbk PT	184,951

	Commercial Banks
169,000	Bank Central Asia Tbk PT	132,364
46,500	Bank Danamon Indonesia Tbk PT	34,859
103,500	Bank Mandiri Tbk PT	81,063
70,000	Bank Negara Indonesia Persero Tbk PT	30,545
80,500	Bank Rakyat Indonesia	102,680

		381,511

	Construction Materials
20,500	Indocement Tunggal Prakarsa Tbk PT	41,975
56,000	Semen Gresik Persero Tbk PT	61,404

		103,379

	Diversified Telecommunication Services
131,000	Telekomunikasi Indonesia Tbk PT	133,382

	Food Products
69,000	Indofood Sukses Makmur Tbk PT	40,145

Morgan Stanley Global Strategist Fund
Portfolio of Investments • October 31, 2010 (unaudited) continued

NUMBER OF
SHARES		VALUE

	Gas Utilities
159,000	Perusahaan Gas Negara PT	$72,050

	Household Products
19,000	Unilever Indonesia Tbk PT	37,097

	Machinery
23,000	United Tractors Tbk PT	57,130

	Oil, Gas & Consumable Fuels
153,800	Adaro Energy Tbk PT	36,138
257,500	Bumi Resources Tbk PT	64,105
6,000	Indo Tambangraya Megah PT	30,344
12,500	Tambang Batubara Bukit Asam Tbk PT	27,482

		158,069

	Tobacco
9,500	Gudang Garam Tbk PT	50,702

	Total Indonesia	1,218,416

	Ireland (0.1%)
	Construction Materials
9,132	CRH PLC	156,397

	Health Care Equipment & Supplies
2,130	Covidien PLC	84,923

	Information Technology Services
4,600	Accenture Ltd. (Class A)	205,666

	Machinery
1,600	Ingersoll-Rand PLC	62,896

	Total Ireland	509,882

	Israel (0.2%)
	Pharmaceuticals
28,400	Teva Pharmaceutical Industries Ltd. (ADR)	1,473,960

	Italy (0.5%)
	Automobiles
12,004	Fiat SpA	203,160

	Commercial Banks
40,743	Intesa Sanpaolo SpA	143,326
90,583	UniCredit SpA	236,137
4,903	Unione di Banche Italiane SpA	51,760

		431,223

	Diversified Telecommunication Services
195,333	Telecom Italia SpA	299,596
174,398	Telecom Italia SpA	213,601

		513,197

	Electric Utilities
99,028	Enel SpA	565,439

	Energy Equipment & Services
4,324	Saipem SpA	192,160

	Gas Utilities
53,587	Snam Rete Gas SpA	290,314

	Insurance
14,818	Assicurazioni Generali SpA	324,825

	Oil, Gas & Consumable Fuels
34,589	Eni SpA	779,407

	Total Italy	3,299,725

	Japan (4.2%)
	Air Freight & Logistics
9,000	Yamato Holdings Co., Ltd.	113,409

	Auto Components
3,700	Aisin Seiki Co., Ltd.	116,191
9,000	Bridgestone Corp.	161,389
8,500	Denso Corp.	264,602

Morgan Stanley Global Strategist Fund
Portfolio of Investments • October 31, 2010 (unaudited) continued

NUMBER OF
SHARES		VALUE

3,600	Toyota Industries Corp.	$101,554

		643,736

	Automobiles
20,695	Honda Motor Co., Ltd. (ADR)	745,641
24,000	Mazda Motor Corp.	61,141
97,000	Mitsubishi Motors Corp. (a)	115,720
33,300	Nissan Motor Co., Ltd. (a)	293,811
5,600	Suzuki Motor Corp.	136,608
38,200	Toyota Motor Corp.	1,357,199

		2,710,120

	Beverages
4,800	Asahi Breweries Ltd.	96,931
13,000	Kirin Holdings Co., Ltd.	178,352

		275,283

	Building Products
15,000	Asahi Glass Co., Ltd.	144,091
3,500	Daikin Industries Ltd.	121,828
5,300	JS Group Corp.	104,327

		370,246

	Capital Markets
31,000	Daiwa Securities Group, Inc.	126,358
49,000	Nomura Holdings, Inc.	254,529

		380,887

	Chemicals
26,000	Asahi Kasei Corp.	152,827
3,000	JSR Corp.	51,932
5,000	Kuraray Co., Ltd.	71,642
20,000	Mitsubishi Chemical Holdings Corp.	103,144
2,200	Nitto Denko Corp.	82,292
4,300	Shin-Etsu Chemical Co., Ltd.	217,752
22,000	Sumitomo Chemical Co. Ltd.	95,961
26,000	Toray Industries, Inc.	150,565

		926,115

	Commercial Banks
22,000	Bank of Yokohama Ltd. (The)	108,264
14,000	Chiba Bank Ltd. (The)	86,467
193,500	Mizuho Financial Group, Inc.	281,341
7,600	Resona Holdings, Inc.	60,634
12,000	Shizuoka Bank Ltd. (The)	102,895
18,100	Sumitomo Mitsui Financial Group, Inc.	542,528
25,000	Sumitomo Trust & Banking Co. Ltd. (The)	137,007

		1,319,136

	Commercial Services & Supplies
11,000	Dai Nippon Printing Co., Ltd.	138,884
2,800	Secom Co., Ltd.	127,178
11,000	Toppan Printing Co., Ltd.	88,579

		354,641

	Computers & Peripherals
25,000	Fujitsu Ltd.	170,871
58,000	Toshiba Corp. (a)	290,469

		461,340

	Construction & Engineering
3,000	JGC Corp.	57,413

	Consumer Finance
1,380	ORIX Corp.	125,875

	Diversified Telecommunication Services
8,000	Nippon Telegraph & Telephone Corp.	363,365

	Electric Utilities
7,800	Chubu Electric Power Co., Inc.	197,351

Morgan Stanley Global Strategist Fund
Portfolio of Investments • October 31, 2010 (unaudited) continued

NUMBER OF
SHARES		VALUE

3,700	Chugoku Electric Power Co., Inc. (The)	$74,671
4,200	Hokkaido Electric Power Co., Inc	88,363
3,900	Hokuriku Electric Power Co.	94,653
6,200	Kansai Electric Power Co., Inc. (The)	157,023
3,900	Kyushu Electric Power Co., Inc.	92,423
5,800	Shikoku Electric Power Co.	171,614
6,600	Tohoku Electric Power Co., Inc.	148,207
13,700	Tokyo Electric Power Co., Inc. (The)	327,731

		1,352,036

	Electrical Equipment
27,000	Mitsubishi Electric Corp.	253,324
1,400	Nidec Corp.	138,487
23,800	Sumitomo Electric Industries Ltd.	303,748

		695,559

	Electronic Equipment, Instruments & Components
7,800	FUJIFILM Holdings Corp.	260,258
66,000	Hitachi Ltd. (a)	298,546
5,000	Hoya Corp.	116,938
2,000	Ibiden Co., Ltd.	49,261
600	Keyence Corp.	148,751
2,100	Kyocera Corp.	209,556
2,900	Murata Manufacturing Co., Ltd.	163,073
6,000	Nippon Electric Glass Co., Ltd.	77,321
2,800	Omron Corp.	64,998
1,400	TDK Corp.	79,943

		1,468,645

	Food & Staples Retailing
11,600	Aeon Co., Ltd.	136,657
11,300	Seven & I Holdings Co., Ltd.	263,016

		399,673

	Food Products
15,000	Ajinomoto Co., Inc.	143,159

	Gas Utilities
38,000	Osaka Gas Co., Ltd.	143,557
34,000	Tokyo Gas Co., Ltd.	160,134

		303,691

	Health Care Equipment & Supplies
3,500	Olympus Corp.	91,773
2,900	Terumo Corp.	147,217

		238,990

	Household Durables
25,300	Panasonic Corp.	371,939
12,000	Sekisui House Ltd.	112,887
15,000	Sharp Corp.	148,192
13,635	Sony Corp. (ADR)	461,408

		1,094,426

	Household Products
8,100	Kao Corp.	205,646
2,400	Unicharm Corp.	91,711

		297,357

	Independent Power Producers & Energy Traders
2,700	Electric Power Development Co., Ltd.	80,024

	Industrial Conglomerates
31,000	Hankyu Hanshin Holdings, Inc.	148,701

	Information Technology Services
30	NTT Data Corp.	92,196

	Insurance
5,000	Mitsui Sumitomo Insurance Group Holdings, Inc.	120,107
4,200	T&D Holdings, Inc.	86,067

Morgan Stanley Global Strategist Fund
Portfolio of Investments • October 31, 2010 (unaudited) continued

NUMBER OF
SHARES		VALUE

6,500	Tokio Marine Holdings, Inc.	$183,198

		389,372

	Internet & Catalog Retail
139	Rakuten, Inc.	107,096

	Internet Software & Services
276	Yahoo! Japan Corp.	96,585

	Leisure Equipment & Products
4,600	Nikon Corp.	86,889

	Machinery
2,500	Fanuc Ltd.	361,936
5,000	Japan Steel Works Ltd. (The)	47,658
38,000	Kawasaki Heavy Industries Ltd.	104,834
13,600	Komatsu Ltd.	333,282
18,000	Kubota Corp.	160,159
1,600	Makita Corp.	56,269
49,000	Mitsubishi Heavy Industries Ltd.	178,414
5,000	NGK Insulators Ltd.	75,742
10,000	NSK Ltd.	75,805
800	SMC Corp.	122,282

		1,516,381

	Marine
18,000	Mitsui O.S.K. Lines Ltd.	115,422
34,000	Nippon Yusen KK	143,233

		258,655

	Media
3,200	Dentsu, Inc.	75,477

	Metals & Mining
5,800	JFE Holdings, Inc.	181,056
73,000	Kobe Steel Ltd.	160,569
74,000	Nippon Steel Corp.	232,658
49,000	Sumitomo Metal Industries Ltd.	113,869
8,000	Sumitomo Metal Mining Co., Ltd.	127,054

		815,206

	Multiline Retail
5,400	Isetan Mitsukoshi Holdings Ltd.	59,590

	Office Electronics
14,400	Canon, Inc.	665,689
5,000	Konica Minolta Holdings, Inc.	48,465
11,000	Ricoh Co., Ltd.	153,921

		868,075

	Oil, Gas & Consumable Fuels
12	INPEX Corp.	62,408

	Paper & Forest Products
13,000	OJI Paper Co., Ltd.	60,097

	Personal Products
6,500	Shiseido Co., Ltd.	135,864

	Pharmaceuticals
5,100	Astellas Pharma, Inc.	189,753
4,900	Chugai Pharmaceutical Co., Ltd.	85,797
9,700	Daiichi Sankyo Co., Ltd.	205,524
3,800	Eisai Co., Ltd.	130,712
1,500	Ono Pharmaceutical Co., Ltd.	63,750
6,400	Shionogi & Co., Ltd.	111,505
10,200	Takeda Pharmaceutical Co., Ltd.	477,868

		1,264,909

	Real Estate Investment Trusts (REITs)
8	Japan Real Estate Investment Corp.	77,047

Morgan Stanley Global Strategist Fund
Portfolio of Investments • October 31, 2010 (unaudited) continued

NUMBER OF
SHARES		VALUE

8	Nippon Building Fund, Inc.	$78,340

		155,387

	Real Estate Management & Development
1,400	Daito Trust Construction Co., Ltd.	84,553
11,000	Daiwa House Industry Co., Ltd.	118,790
16,000	Mitsubishi Estate Co., Ltd.	280,353
12,000	Mitsui Fudosan Co., Ltd.	226,817
7,000	Sumitomo Realty & Development Co., Ltd.	152,579

		863,092

	Road & Rail
23	Central Japan Railway Co.	174,065
4,800	East Japan Railway Co.	296,757
10,000	Keihin Electric Express Railway Co., Ltd.	94,569
10,000	Keio Corp.	69,964
41,000	Kintetsu Corp.	129,924
22,000	Nippon Express Co., Ltd.	87,486
16,000	Odakyu Electric Railway Co., Ltd.	147,533
33,000	Tobu Railway Co., Ltd.	185,361
18,000	Tokyu Corp.	80,527
28	West Japan Railway Co.	103,969

		1,370,155

	Semiconductors & Semiconductor Equipment
2,300	Advantest Corp.	43,759
1,200	Rohm Co. Ltd.	74,860
2,000	Tokyo Electron Ltd.	112,962

		231,581

	Software
1,300	Nintendo Co., Ltd.	336,833
1,800	Trend Micro, Inc.	50,956

		387,789

	Specialty Retail
600	Fast Retailing Co., Ltd.	78,514
1,370	Yamada Denki Co., Ltd.	89,040

		167,554

	Tobacco
82	Japan Tobacco, Inc.	255,059

	Trading Companies & Distributors
22,000	ITOCHU Corp.	193,016
30,000	Marubeni Corp.	188,642
17,700	Mitsubishi Corp.	425,618
27,100	Mitsui & Co., Ltd.	426,016
16,000	Sumitomo Corp.	202,808

		1,436,100

	Wireless Telecommunication Services
53	KDDI Corp.	285,517
202	NTT DoCoMo, Inc.	340,139
10,200	Softbank Corp.	328,296

		953,952

	Total Japan	26,033,296

	Luxembourg (0.1%)
	Energy Equipment & Services
11,243	Tenaris SA	233,156

	Media
3,282	SES SA	84,118
252	SES SA (FDR)	6,319

		90,437

	Metals & Mining
11,084	ArcelorMittal	356,282

Morgan Stanley Global Strategist Fund
Portfolio of Investments • October 31, 2010 (unaudited) continued

NUMBER OF
SHARES		VALUE

	Wireless Telecommunication Services
1,571	Millicom International Cellular SA (Class B) (SDR)	$148,406

	Total Luxembourg	828,281

	Netherlands (0.5%)
	Aerospace & Defense
6,947	European Aeronautic Defence and Space Co., N.V. (a)	182,597

	Air Freight & Logistics
5,630	TNT N.V.	149,665

	Beverages
4,890	Heineken N.V.	247,872

	Chemicals
3,681	Akzo Nobel N.V.	218,558
2,836	Koninklijke DSM N.V.	151,650

		370,208

	Diversified Financial Services
52,586	ING Groep N.V. (Share Certificates) (a)	561,364

	Diversified Telecommunication Services
6,736	Koninklijke KPN N.V.	112,503

	Food & Staples Retailing
13,650	Koninklijke Ahold N.V.	188,652

	Food Products
20,760	Unilever N.V. (Share Certificates)	615,585

	Industrial Conglomerates
11,837	Koninklijke Philips Electronics N.V.	357,998

	Insurance
18,161	Aegon N.V. (a)	115,110

	Life Sciences Tools & Services
4,555	QIAGEN N.V. (a)	86,315

	Semiconductors & Semiconductor Equipment
4,991	ASML Holding N.V.	164,702
9,589	STMicroelectronics N.V.	83,866

		248,568

	Total Netherlands	3,236,437

	Netherlands Antilles (0.1%)
	Energy Equipment & Services
7,229	Schlumberger Ltd.	505,235

	Norway (0.2%)
	Chemicals
2,812	Yara International ASA	147,884

	Commercial Banks
5,200	DnB NOR ASA	71,386

	Diversified Telecommunication Services
18,879	Telenor ASA	304,463

	Oil, Gas & Consumable Fuels
16,893	Statoil ASA	368,920

	Total Norway	892,653

	Panama (0.0%)
	Hotels, Restaurants & Leisure
2,800	Carnival Corp. (Units) (c)	120,876

	Portugal (0.0%)
	Diversified Telecommunication Services
13,277	Portugal Telecom SGPS SA	191,628

	Russia (0.5%)
	Commercial Banks
1,209	Sberbank of Russian Federation (Registered GDR)	454,328
20,706	VTB Bank OJSC (Registered GDR)	137,074

		591,402

Morgan Stanley Global Strategist Fund
Portfolio of Investments • October 31, 2010 (unaudited) continued

NUMBER OF
SHARES		VALUE

	Electric Utilities
24,753	RusHydro (ADR) (a)	$128,097

	Food & Staples Retailing
5,653	Magnit OJSC (Registered GDR)	151,161

	Metals & Mining
14,442	MMC Norilsk Nickel (ADR)	269,343

	Oil, Gas & Consumable Fuels
40,668	Gazprom OAO (ADR)	891,442
7,367	LUKOIL OAO (ADR)	411,079
1,263	NovaTek OAO (Registered GDR)	120,806
29,988	Rosneft Oil Co. (Registered GDR) (a)	209,016
15,000	Surgutneftegaz (ADR)	147,000
5,085	Tatneft (ADR)	160,432

		1,939,775

	Wireless Telecommunication Services
9,100	Mobile Telesystems OJSC (ADR)	197,015

	Total Russia	3,276,793

	Spain (0.4%)
	Commercial Banks
17,487	Banco Bilbao Vizcaya Argentaria SA	229,999
5,766	Banco Popular Espanol SA	37,293
40,283	Banco Santander SA	517,547

		784,839

	Construction & Engineering
3,368	ACS Actividades de Construccion y Servicios SA	176,770

	Electric Utilities
48,094	Iberdrola SA	405,642
1,447	Red Electrica Corp. SA	72,693

		478,335

	Oil, Gas & Consumable Fuels
12,732	Repsol YPF SA	353,081

	Specialty Retail
2,617	Inditex SA	218,578

	Transportation Infrastructure
5,015	Abertis Infraestructuras SA	99,045

	Total Spain	2,110,648

	Sweden (0.6%)
	Building Products
3,231	Assa Abloy AB (B Shares)	82,811

	Commercial Banks
9,928	Nordea Bank AB	109,318
2,474	Svenska Handelsbanken AB (Class A)	80,890

		190,208

	Communications Equipment
51,697	Telefonaktiebolaget LM Ericsson (Class B)	568,078

	Construction & Engineering
7,787	Skanska AB (Class B)	148,987

	Diversified Financial Services
10,290	Investor AB (Class B)	211,202

	Diversified Telecommunication Services
46,594	TeliaSonera AB	388,885

	Household Durables
2,950	Electrolux AB (Series B)	71,546

	Machinery
10,060	Atlas Copco AB (Class A)	210,247
7,272	Atlas Copco AB (Class B)	138,698
15,503	Sandvik AB	233,718
5,103	Scania AB (Class B)	108,482

Morgan Stanley Global Strategist Fund
Portfolio of Investments • October 31, 2010 (unaudited) continued

NUMBER OF
SHARES		VALUE

6,383	SKF AB (Class B)	$164,839
17,439	Volvo AB (Class B) (a)	236,144

		1,092,128

	Paper & Forest Products
7,641	Svenska Cellulosa AB (Class B)	118,510

	Specialty Retail
11,753	Hennes & Mauritz AB (Class B)	414,192

	Tobacco
5,844	Swedish Match AB	163,343

	Total Sweden	3,449,890

	Switzerland (3.1%)
	Biotechnology
433	Actelion Ltd. (Registered Shares) (a)	21,609

	Building Products
1,288	Geberit AG (Registered Shares)	246,723

	Capital Markets
28,225	Credit Suisse Group AG (Registered Shares)	1,165,943
6,536	Julius Baer Group Ltd.	275,906
90,219	UBS AG (Registered Shares) (a)	1,527,411

		2,969,260

	Chemicals
250	Givaudan SA	257,609
2,421	Syngenta AG (Registered Shares)	669,677

		927,286

	Construction Materials
6,198	Holcim Ltd.	386,411

	Diversified Telecommunication Services
1,359	Swisscom AG (Registered Shares)	567,740

	Electrical Equipment
55,530	ABB Ltd. (Registered Shares) (a)	1,150,045

	Electronic Equipment, Instruments & Components
5,200	Tyco Electronics Ltd.	164,736

	Energy Equipment & Services
1,800	Transocean Ltd. (a)	114,048
5,310	Weatherford International Ltd. (a)	89,261

		203,309

	Food Products
78,648	Nestle SA (Registered Shares)	4,307,837

	Health Care Equipment & Supplies
1,498	Sonova Holding AG	173,540

	Industrial Conglomerates
1,700	Tyco International Ltd.	65,076

	Insurance
1,700	ACE Ltd.	101,014
6,311	Swiss Reinsurance Co., Ltd. (Registered Shares)	303,349
3,722	Zurich Financial Services AG	911,163

		1,315,526

	Machinery
537	Schindler Holding AG	57,572

	Marine
1,634	Kuehne + Nagel International AG (Registered Shares)	202,081

	Pharmaceuticals
45,270	Novartis AG (Registered Shares)	2,624,515
15,176	Roche Holding AG	2,228,476

		4,852,991

	Professional Services
1,764	Adecco SA (Registered Shares)	98,592

Morgan Stanley Global Strategist Fund
Portfolio of Investments • October 31, 2010 (unaudited) continued

NUMBER OF
SHARES		VALUE

151	SGS SA (Registered Shares)	$241,680

		340,272

	Textiles, Apparel & Luxury Goods
17,803	Compagnie Financiere Richemont SA	887,934
921	Swatch Group AG (The)	352,002

		1,239,936

	Total Switzerland	19,191,950

	Turkey (0.3%)
	Beverages
7,195	Anadolu Efes Biracilik Ve Malt Sanayii	114,871

	Commercial Banks
35,670	Akbank TAS	223,816
14,774	Asya Katilim Bankasi	38,111
61,214	Turkiye Garanti Bankasi	375,559
10,204	Turkiye Halk Bankasi	103,153
46,475	Turkiye Is Bankasi	208,989
22,180	Turkiye Vakiflar Bankasi Tao	71,750
28,213	Yapi ve Kredi Bankasi AS (a)	108,183

		1,129,561

	Diversified Financial Services
18,654	Haci Omer Sabanci Holding	102,741

	Diversified Telecommunication Services
17,659	Turk Telekomunikasyon	82,487

	Food & Staples Retailing
2,843	BIM Birlesik Magazalar	97,617

	Industrial Conglomerates
10,434	Enka Insaat ve Sanayi	47,647
18,175	KOC Holding	86,798

		134,445

	Metals & Mining
12,481	Eregli Demir ve Celik Fabrikalari TAS (a)	46,988

	Oil, Gas & Consumable Fuels
4,038	Tupras Turkiye Petrol Rafine	108,386

	Wireless Telecommunication Services
24,629	Turkcell lletisim Hizmet	178,577

	Total Turkey	1,995,673

	United Kingdom (4.4%)
	Aerospace & Defense
70,728	BAE Systems PLC	390,654
33,837	Rolls-Royce Group PLC (a)	351,068

		741,722

	Beverages
32,919	Diageo PLC	607,657
12,123	SABMiller PLC	393,073

		1,000,730

	Chemicals
4,803	Johnson Matthey PLC	147,304

	Commercial Banks
201,314	Barclays PLC	885,797
84,424	HSBC Holdings PLC	878,087
524,890	Lloyds Banking Group PLC (a)	579,828
31,084	Royal Bank of Scotland Group PLC (a)	22,219
26,378	Standard Chartered PLC	763,131

		3,129,062

	Commercial Services & Supplies
4,047	Aggreko PLC	102,135

Morgan Stanley Global Strategist Fund
Portfolio of Investments • October 31, 2010 (unaudited) continued

NUMBER OF
SHARES		VALUE

19,148	G4S PLC	$80,294

		182,429

	Diversified Telecommunication Services
136,515	BT Group PLC	336,212
4,106	Inmarsat PLC	42,897

		379,109

	Electric Utilities
21,022	Scottish & Southern Energy PLC	388,386

	Food & Staples Retailing
20,601	J Sainsbury PLC	128,509
107,331	Tesco PLC	734,108
27,190	WM Morrison Supermarkets PLC	128,003

		990,620

	Food Products
17,573	Unilever PLC	506,567

	Health Care Equipment & Supplies
12,145	Smith & Nephew PLC	106,839

	Hotels, Restaurants & Leisure
7,417	Carnival PLC	319,698
21,175	Compass Group PLC	173,552

		493,250

	Household Products
7,050	Reckitt Benckiser Group PLC	394,365

	Industrial Conglomerates
6,313	Smiths Group PLC	120,579

	Insurance
32,256	Aviva PLC	205,761
64,792	Legal & General Group PLC	104,235
88,184	Old Mutual PLC	183,552
29,483	Prudential PLC	297,863
80,008	RSA Insurance Group PLC	167,944
17,110	Standard Life PLC	62,235

		1,021,590

	Media
10,825	British Sky Broadcasting Group PLC	122,546
19,022	Pearson PLC	290,932
29,210	WPP PLC	339,804

		753,282

	Metals & Mining
17,021	Anglo American PLC (a)	793,120
28,555	BHP Billiton PLC	1,012,795
1,031	Randgold Resources Ltd.	96,231
18,903	Rio Tinto PLC	1,222,480
2,027	Vedanta Resources PLC	67,395
27,969	Xstrata PLC	542,054

		3,734,075

	Multi-Utilities
58,907	Centrica PLC	313,564
3,820	National Grid PLC (ADR)	181,373
37,927	National Grid PLC	358,559

		853,496

	Multiline Retail
2,134	Next PLC	78,134

	Oil, Gas & Consumable Fuels
43,274	BG Group PLC	842,834
215,399	BP PLC	1,469,634
34,965	Cairn Energy PLC (a)	216,206
40,226	Royal Dutch Shell PLC (Class A)	1,305,888

Morgan Stanley Global Strategist Fund
Portfolio of Investments • October 31, 2010 (unaudited) continued

NUMBER OF
SHARES		VALUE

31,826	Royal Dutch Shell PLC (Class B)	$1,019,168
14,184	Tullow Oil PLC	269,325

		5,123,055

	Pharmaceuticals
21,749	AstraZeneca PLC	1,090,621
55,333	GlaxoSmithKline PLC	1,082,579
7,911	Shire PLC	186,468

		2,359,668

	Professional Services
5,298	Capita Group PLC (The)	65,071
9,618	Experian PLC	111,810

		176,881

	Real Estate Investment Trusts (REITs)
15,365	British Land Co., PLC	125,440
14,737	Land Securities Group PLC	159,867

		285,307

	Software
2,989	Autonomy Corp. PLC (a)	70,022

	Specialty Retail
25,204	Kingfisher PLC	96,038

	Tobacco
26,373	British American Tobacco PLC	1,005,764
14,082	Imperial Tobacco Group PLC	451,063

		1,456,827

	Trading Companies & Distributors
3,532	Wolseley PLC (a)	94,118

	Wireless Telecommunication Services
865,110	Vodafone Group PLC	2,354,489

	Total United Kingdom	27,037,944

	United States (24.4%)
	Aerospace & Defense
1,670	Boeing Co. (The)	117,969
900	General Dynamics Corp.	61,308
9,500	Honeywell International, Inc.	447,545
2,900	ITT Corp.	136,851
300	L-3 Communications Holdings, Inc.	21,657
2,800	Lockheed Martin Corp.	199,612
25,100	Northrop Grumman Corp.	1,586,571
1,700	Precision Castparts Corp.	232,186
27,170	Raytheon Co.	1,251,993
1,600	Rockwell Collins, Inc.	96,816
2,300	United Technologies Corp.	171,971

		4,324,479

	Air Freight & Logistics
1,000	C.H. Robinson Worldwide, Inc.	70,480
2,100	Expeditors International of Washington, Inc.	103,656
1,400	FedEx Corp.	122,808
3,700	United Parcel Service, Inc. (Class B)	249,158

		546,102

	Auto Components
7,500	Johnson Controls, Inc.	263,400

	Automobiles
25,000	Ford Motor Co. (a)	353,250

	Beverages
19,400	Coca-Cola Co. (The)	1,189,608
3,100	Coca-Cola Enterprises, Inc.	74,431
2,000	Dr Pepper Snapple Group, Inc.	73,100

Morgan Stanley Global Strategist Fund
Portfolio of Investments • October 31, 2010 (unaudited) continued

NUMBER OF
SHARES		VALUE

42,700	PepsiCo, Inc.	$2,788,310

		4,125,449

	Biotechnology
4,845	Amgen, Inc. (a)	277,085
1,600	Biogen Idec, Inc. (a)	100,336
1,870	Celgene Corp. (a)	116,071
1,300	Genzyme Corp. (a)	93,769
4,810	Gilead Sciences, Inc. (a)	190,813

		778,074

	Capital Markets
3,400	Ameriprise Financial, Inc.	175,746
8,800	Bank of New York Mellon Corp. (The)	220,528
7,300	Charles Schwab Corp. (The)	112,420
5,200	Franklin Resources, Inc.	596,440
3,575	Goldman Sachs Group, Inc. (The)	575,396
1,600	Northern Trust Corp.	79,408
31,700	State Street Corp.	1,323,792
2,100	T. Rowe Price Group, Inc.	116,067

		3,199,797

	Chemicals
100	Air Products & Chemicals, Inc.	8,497
400	Dow Chemical Co. (The)	12,332
4,100	Ecolab, Inc.	202,212
35,390	EI Du Pont de Nemours & Co.	1,673,239
4,300	Monsanto Co.	255,506
200	PPG Industries, Inc.	15,340
3,600	Praxair, Inc.	328,824

		2,495,950

	Commercial Banks
2,800	BB&T Corp.	65,548
3,000	Fifth Third Bancorp	37,680
1,800	PNC Financial Services Group, Inc.	97,020
4,700	Regions Financial Corp.	29,610
2,000	SunTrust Banks, Inc.	50,040
15,600	US Bancorp	377,208
17,430	Wells Fargo & Co.	454,574

		1,111,680

	Commercial Services & Supplies
1,700	Republic Services, Inc.	50,677
58,600	Waste Management, Inc.	2,093,192

		2,143,869

	Communications Equipment
101,770	Cisco Systems, Inc. (a)	2,323,409
5,400	Juniper Networks, Inc. (a)	174,906
24,900	Motorola, Inc. (a)	202,935
11,700	QUALCOMM, Inc.	528,021

		3,229,271

	Computers & Peripherals
5,635	Apple, Inc. (a)	1,695,402
13,000	Dell, Inc. (a)	186,940
15,250	EMC Corp. (a)	320,403
51,600	Hewlett-Packard Co.	2,170,296
20,880	International Business Machines Corp.	2,998,368
2,500	NetApp, Inc. (a)	133,125
1,700	SanDisk Corp. (a)	63,886
52,500	Western Digital Corp. (a)	1,681,050

		9,249,470

	Construction & Engineering
2,900	Fluor Corp.	139,751

Morgan Stanley Global Strategist Fund
Portfolio of Investments • October 31, 2010 (unaudited) continued

NUMBER OF
SHARES		VALUE

	Consumer Finance
5,040	American Express Co.	$208,958
2,500	Capital One Financial Corp.	93,175
3,200	Discover Financial Services	56,480

		358,613

	Distributors
31,200	Genuine Parts Co.	1,493,232

	Diversified Consumer Services
1,200	Apollo Group, Inc. (Class A) (a)	44,976

	Diversified Financial Services
71,535	Bank of America Corp.	818,361
142,100	Citigroup, Inc. (a)(d)	592,557
400	CME Group, Inc.	115,860
400	IntercontinentalExchange, Inc. (a)	45,948
75,635	JPMorgan Chase & Co.	2,846,145

		4,418,871

	Diversified Telecommunication Services
24,950	AT&T, Inc.	711,075
1,600	CenturyTel, Inc.	66,208
3,212	Frontier Communications Corp.	28,202
75,590	Verizon Communications, Inc.	2,454,407

		3,259,892

	Electric Utilities
5,380	American Electric Power Co., Inc.	201,427
5,488	DPL, Inc.	143,237
13,000	Duke Energy Corp.	236,730
7,099	Edison International	261,953
3,140	Entergy Corp.	234,024
11,624	Exelon Corp.	474,492
2,700	FirstEnergy Corp.	98,064
8,082	Great Plains Energy, Inc.	153,800
3,617	IDACORP, Inc.	133,106
2,061	ITC Holdings Corp.	129,039
4,200	NextEra Energy, Inc.	231,168
5,500	PPL Corp.	147,950
3,700	Progress Energy, Inc.	166,500
10,500	Southern Co.	397,635
5,017	Unisource Energy Corp.	175,946

		3,185,071

	Electrical Equipment
32,730	Emerson Electric Co.	1,796,877

	Electronic Equipment, Instruments & Components
2,100	Agilent Technologies, Inc. (a)	73,080
2,200	Amphenol Corp. (Class A)	110,286
87,150	Corning, Inc.	1,593,102

		1,776,468

	Energy Equipment & Services
2,300	Baker Hughes, Inc.	106,559
1,800	Cameron International Corp. (a)	78,750
53,085	Halliburton Co.	1,691,288
1,200	National Oilwell Varco, Inc.	64,512

		1,941,109

	Food & Staples Retailing
2,110	Costco Wholesale Corp.	132,445
7,500	CVS Caremark Corp.	225,900
2,200	Kroger Co. (The)	48,400
2,600	Safeway, Inc.	59,540
2,800	Sysco Corp.	82,488
17,500	Wal-Mart Stores, Inc.	947,975

Morgan Stanley Global Strategist Fund
Portfolio of Investments • October 31, 2010 (unaudited) continued

NUMBER OF
SHARES		VALUE

5,100	Walgreen Co.	$172,788

		1,669,536

	Food Products
1,400	Archer-Daniels-Midland Co.	46,648
50,400	Campbell Soup Co.	1,827,000
71,300	ConAgra Foods, Inc.	1,603,537
2,600	General Mills, Inc.	97,604
1,800	HJ Heinz Co.	88,398
2,750	Kellogg Co.	138,215
8,330	Kraft Foods, Inc. (Class A)	268,809
900	Mead Johnson Nutrition Co.	52,938
3,200	Sara Lee Corp.	45,856

		4,169,005

	Gas Utilities
3,800	Chesapeake Utilities Corp.	139,422
200	EQT Corp.	7,488
100	Questar Corp.	1,697

		148,607

	Health Care Equipment & Supplies
5,300	Baxter International, Inc.	269,770
2,000	Becton Dickinson and Co.	151,040
9,700	Boston Scientific Corp. (a)	61,886
400	C.R. Bard, Inc.	33,248
2,000	Hospira, Inc. (a)	118,960
400	Intuitive Surgical, Inc. (a)	105,180
8,600	Medtronic, Inc.	302,806
3,300	St Jude Medical, Inc. (a)	126,390
2,700	Stryker Corp.	133,623
1,397	Synthes, Inc.	166,666
3,300	Zimmer Holdings, Inc. (a)	156,552

		1,626,121

	Health Care Providers & Services
2,000	Aetna, Inc.	59,720
5,400	AmerisourceBergen Corp.	177,228
1,400	Cardinal Health, Inc.	48,566
1,400	CIGNA Corp.	49,266
3,800	Express Scripts, Inc. (a)	184,376
300	Laboratory Corp. of America Holdings (a)	24,396
2,500	McKesson Corp.	164,950
2,300	Medco Health Solutions, Inc. (a)	120,819
900	Quest Diagnostics, Inc.	44,226
4,800	UnitedHealth Group, Inc.	173,040
2,100	WellPoint, Inc. (a)	114,114

		1,160,701

	Hotels, Restaurants & Leisure
4,200	Las Vegas Sands Corp. (a)	192,696
6,100	Marriott International, Inc. (Class A)	226,005
27,080	McDonald’s Corp.	2,106,012
5,800	Starbucks Corp.	165,184
41,600	Yum! Brands, Inc.	2,061,696

		4,751,593

	Household Durables
600	Stanley Black & Decker, Inc.	37,182

	Household Products
200	Clorox Co.	13,310
2,475	Colgate-Palmolive Co.	190,872
200	Kimberly-Clark Corp.	12,668
11,500	Procter & Gamble Co. (The)	731,055

		947,905

Morgan Stanley Global Strategist Fund
Portfolio of Investments • October 31, 2010 (unaudited) continued

NUMBER OF
SHARES		VALUE

	Independent Power Producers & Energy Traders
6,400	AES Corp. (The) (a)	$76,416
400	Calpine Corp. (a)	5,000
4,144	Constellation Energy Group, Inc.	125,315

		206,731

	Industrial Conglomerates
1,800	3M Co.	151,596
137,000	General Electric Co.	2,194,740

		2,346,336

	Information Technology Services
44,700	Automatic Data Processing, Inc.	1,985,574
3,000	Cognizant Technology Solutions Corp. (Class A) (a)	195,570
1,100	Fidelity National Information Services, Inc.	29,810
1,600	Fiserv, Inc. (a)	87,232
900	Mastercard, Inc. (Class A)	216,054
2,400	Paychex, Inc.	66,480
3,000	Visa, Inc. (Class A)	234,510
7,800	Western Union Co. (The)	137,280

		2,952,510

	Insurance
10,700	Aflac, Inc.	598,023
4,300	Allstate Corp. (The)	131,107
1,700	AON Corp.	67,575
2,600	Berkshire Hathaway, Inc. (Class B) (a)	206,856
36,965	Chubb Corp.	2,144,709
2,400	Genworth Financial, Inc. (Class A) (a)	27,216
2,100	Hartford Financial Services Group, Inc.	50,358
2,000	Lincoln National Corp.	48,960
2,400	Loews Corp.	94,752
3,100	Marsh & McLennan Cos., Inc.	77,438
3,800	MetLife, Inc.	153,254
1,700	Principal Financial Group, Inc.	45,628
8,500	Progressive Corp. (The)	179,860
8,500	Prudential Financial, Inc.	446,930
2,100	Travelers Cos., Inc. (The)	115,920

		4,388,586

	Internet & Catalog Retail
1,600	Amazon.com, Inc. (a)	264,224
47,100	Expedia, Inc.	1,363,545
200	NetFlix, Inc. (a)	34,700
200	Priceline.com, Inc. (a)	75,362

		1,737,831

	Internet Software & Services
2,100	Akamai Technologies, Inc. (a)	108,507
9,600	eBay, Inc. (a)	286,176
4,373	Google, Inc. (Class A) (a)	2,680,605
9,800	Yahoo!, Inc. (a)	161,798

		3,237,086

	Leisure Equipment & Products
1,000	Mattel, Inc.	23,330

	Life Sciences Tools & Services
1,400	Life Technologies Corp. (a)	70,252
2,290	Thermo Fisher Scientific, Inc. (a)	117,752

		188,004

	Machinery
28,400	Caterpillar, Inc.	2,232,240
10,800	Danaher Corp.	468,288
3,200	Deere & Co.	245,760
600	Eaton Corp.	53,298
1,500	Illinois Tool Works, Inc.	68,550

Morgan Stanley Global Strategist Fund
Portfolio of Investments • October 31, 2010 (unaudited) continued

NUMBER OF
SHARES		VALUE

3,800	PACCAR, Inc.	$194,788

		3,262,924

	Media
4,800	CBS Corp. (Class B)	81,264
10,500	Comcast Corp. (Class A)	216,090
5,800	Comcast Corp. (Special Class A)	112,114
6,400	DirecTV (Class A) (a)	278,144
1,700	McGraw-Hill Cos., Inc. (The)	64,005
9,100	News Corp. (Class A)	131,586
7,000	Omnicom Group, Inc.	307,720
1,600	Time Warner Cable, Inc.	92,592
6,900	Time Warner, Inc.	224,319
2,300	Viacom, Inc. (Class B)	88,757
8,700	Walt Disney Co. (The)	314,157

		1,910,748

	Metals & Mining
105,100	Alcoa, Inc.	1,379,963
11,800	Cliffs Natural Resources, Inc.	769,360
16,000	Freeport-McMoRan Copper & Gold, Inc.	1,514,880
300	Nucor Corp.	11,466

		3,675,669

	Multi-Utilities
6,037	Ameren Corp.	174,952
7,504	Avista Corp.	163,888
118,100	Centerpoint Energy, Inc.	1,955,736
3,838	CH Energy Group, Inc.	174,437
4,500	Consolidated Edison, Inc.	223,740
5,100	Dominion Resources, Inc.	221,646
3,516	DTE Energy Co.	164,408
33,500	Integrys Energy Group, Inc.	1,781,865
5,934	PG&E Corp.	283,764
11,446	Public Service Enterprise Group, Inc.	370,278
4,245	SCANA Corp.	173,366
5,613	Sempra Energy	300,183
9,530	TECO Energy, Inc.	167,633
6,600	Xcel Energy, Inc.	157,476

		6,313,372

	Multiline Retail
600	Dollar General Corp. (a)	16,914
600	Dollar Tree, Inc. (a)	30,786
38,400	Family Dollar Stores, Inc.	1,772,928
29,800	JC Penney Co., Inc.	929,164
21,800	Kohl’s Corp. (a)	1,116,160
1,100	Nordstrom, Inc.	42,361
3,300	Target Corp.	171,402

		4,079,715

	Office Electronics
5,800	Xerox Corp.	67,860

	Oil, Gas & Consumable Fuels
2,900	Anadarko Petroleum Corp.	178,553
1,100	Apache Corp.	111,122
2,400	Chesapeake Energy Corp.	52,080
29,900	Chevron Corp.	2,470,039
38,700	ConocoPhillips	2,298,780
1,600	Consol Energy, Inc.	58,816
1,400	Devon Energy Corp.	91,028
6,900	El Paso Corp.	91,494
1,200	EOG Resources, Inc.	114,864
19,880	Exxon Mobil Corp.	1,321,424
54,900	Marathon Oil Corp.	1,952,793
15,400	Noble Energy, Inc.	1,254,792

Morgan Stanley Global Strategist Fund
Portfolio of Investments • October 31, 2010 (unaudited) continued

NUMBER OF
SHARES		VALUE

2,000	Occidental Petroleum Corp.	$157,260
18,200	Peabody Energy Corp.	962,780
700	Pioneer Natural Resources Co.	48,860
116	QEP Resources, Inc.	3,831
800	Range Resources Corp.	29,912
1,800	Southwestern Energy Co. (a)	60,930
3,900	Spectra Energy Corp.	92,703
2,300	Valero Energy Corp.	41,285
2,400	Williams Cos., Inc. (The)	51,648

		11,444,994

	Personal Products
67,400	Avon Products, Inc.	2,052,330
1,000	Estee Lauder Cos., Inc. (The) (Class A)	71,170

		2,123,500

	Pharmaceuticals
76,900	Abbott Laboratories	3,946,508
14,200	Allergan, Inc.	1,028,222
72,000	Bristol-Myers Squibb Co.	1,936,800
3,500	Eli Lilly & Co.	123,200
1,600	Forest Laboratories, Inc. (a)	52,880
40,100	Johnson & Johnson	2,553,167
8,420	Merck & Co., Inc.	305,478
2,500	Mylan, Inc. (a)	50,800
25,880	Pfizer, Inc.	450,312
28,100	Watson Pharmaceuticals, Inc. (a)	1,310,865

		11,758,232

	Real Estate Investment Trusts (REITs)
33,900	Health Care REIT, Inc.	1,732,290
38,200	Plum Creek Timber Co., Inc.	1,407,288
400	Public Storage	39,688
400	Simon Property Group, Inc.	38,408

		3,217,674

	Road & Rail
27,000	CSX Corp.	1,659,150
17,300	Norfolk Southern Corp.	1,063,777
2,700	Union Pacific Corp.	236,736

		2,959,663

	Semiconductors & Semiconductor Equipment
3,100	Altera Corp.	96,751
109,520	Applied Materials, Inc.	1,353,667
50,300	Broadcom Corp. (Class A)	2,049,222
400	Cree, Inc. (a)	20,516
162,660	Intel Corp.	3,264,586
6,100	Micron Technology, Inc. (a)	50,447
92,000	Nvidia Corp. (a)	1,106,760
2,600	Texas Instruments, Inc.	76,882
3,600	Xilinx, Inc.	96,516

		8,115,347

	Software
4,000	Adobe Systems, Inc. (a)	112,600
1,900	BMC Software, Inc. (a)	86,374
4,200	CA, Inc.	97,482
1,400	Citrix Systems, Inc. (a)	89,698
3,000	Intuit, Inc. (a)	144,000
112,150	Microsoft Corp.	2,987,676
26,890	Oracle Corp.	790,566
900	Salesforce.com, Inc. (a)	104,463
6,700	Symantec Corp. (a)	108,406

		4,521,265

Morgan Stanley Global Strategist Fund
Portfolio of Investments • October 31, 2010 (unaudited) continued

NUMBER OF
SHARES		VALUE

	Specialty Retail
400	Abercrombie & Fitch Co. (Class A)	$17,144
400	Advance Auto Parts Inc.	25,992
100	AutoZone, Inc. (a)	23,763
1,300	Bed Bath & Beyond, Inc. (a)	57,070
31,600	Best Buy Co., Inc.	1,358,168
1,400	CarMax, Inc. (a)	43,386
900	GameStop Corp. (Class A) (a)	17,694
1,600	Gap, Inc. (The)	30,416
31,800	Home Depot, Inc.	981,984
1,500	Limited Brands, Inc.	44,085
6,800	Lowe’s Cos., Inc.	145,044
600	O’Reilly Automotive, Inc. (a)	35,100
600	PetSmart, Inc.	22,458
600	Ross Stores, Inc.	35,394
3,600	Staples, Inc.	73,692
700	Tiffany & Co.	37,100
2,100	TJX Cos., Inc.	96,369
600	Urban Outfitters, Inc. (a)	18,462

		3,063,321

	Textiles, Apparel & Luxury Goods
2,700	Coach, Inc.	135,000
3,500	NIKE, Inc. (Class B)	285,040

		420,040

	Tobacco
8,580	Altria Group, Inc.	218,104
700	Lorillard, Inc.	59,738
50,380	Philip Morris International, Inc.	2,947,230
900	Reynolds American, Inc.	58,410

		3,283,482

	Wireless Telecommunication Services
3,900	American Tower Corp. (Class A) (a)	201,279
3,600	Crown Castle International Corp. (a)	155,232
13,000	Sprint Nextel Corp. (a)	53,560

		410,071

	Total United States	150,454,592

	Total Common Stocks (Cost $270,435,190)	302,990,427

	Preferred Stocks (0.9%)
	Brazil (0.8%)
	Beverages
3,100	Cia de Bebidas das Americas	424,844

	Commercial Banks
34,738	Banco Bradesco SA	711,799
49,743	Investimentos Itau SA	389,390
35,045	Itau Unibanco Holding SA	847,115

		1,948,304

	Diversified Telecommunication Services
7,008	Tele Norte Leste Participacoes SA	107,286

	Electric Utilities
14,278	Centrais Eletricas Brasileiras SA	229,332
11,298	Cia Energetica de Minas Gerais	198,012

		427,344

	Metals & Mining
5,637	Bradespar SA	142,558
11,453	Gerdau SA	147,111
5,485	Metalurgica Gerdau SA	83,970
9,732	Usinas Siderurgicas de Minas Gerais SA	122,029
35,993	Vale SA	1,010,802

		1,506,470

Morgan Stanley Global Strategist Fund
Portfolio of Investments • October 31, 2010 (unaudited) continued

NUMBER OF
SHARES		VALUE

	Oil, Gas & Consumable Fuels
53,204	Petroleo Brasileiro SA	$810,122
2,000	Ultrapar Participacoes SA	121,508

		931,630

	Wireless Telecommunication Services
2,832	Vivo Participacoes SA	81,114

	Total Brazil	5,426,992

	Germany (0.1%)
	Automobiles
1,305	Volkswagen AG	196,161

	Health Care Equipment & Supplies
1,482	Fresenius SE	132,856

	Household Products
2,292	Henkel AG & Co. KGaA	135,193

	Total Germany	464,210

	Total Preferred Stocks (Cost $5,804,037)	5,891,202

	Rights (0.0%)
	Australia (0.0%)
	Hotels, Restaurants & Leisure
1,188	TABCORP Holdings Ltd. (a)	1,315

	United Kingdom (0.0%)
	Commercial Banks
3,297	Standard Chartered PLC (a)	27,762

	Total Rights (Cost $0)	29,077

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE
	Corporate Bonds (8.3%)
	Australia (0.5%)
	Capital Markets
$385	Macquarie Group Ltd. (144A) (e)	6.00%	01/14/20		401,848

	Commercial Banks
500	Commonwealth Bank of Australia (144A) (e)	2.90	09/17/14		529,975
355	Commonwealth Bank of Australia (144A) (e)	5.00	10/15/19		385,962
400	National Australia Bank Ltd. (144A) (e)	3.375	07/08/14		433,214
245	Westpac Banking Corp.	4.20	02/27/15		266,258

					1,615,409

	Diversified Minerals
405	Rio Tinto Finance USA Ltd.	9.00	05/01/19		571,150

	Food — Retail
195	Woolworths Ltd. (144A) (e)	4.00	09/22/20		199,817

	Total Australia				2,788,224

	Bermuda (0.1%)
	Energy Equipment & Services
350	Weatherford International Ltd.	5.125	09/15/20		367,120

	Multi-line Insurance
245	Catlin Insurance Co. Ltd. (144A) (e)	7.249	(f) 01/19/17	(g)	211,312

	Total Bermuda				578,432

	Canada (0.3%)
	Aerospace & Defense
65	Bombardier, Inc. (144A) (e)	7.50	03/15/18		71,338
135	Bombardier, Inc. (144A) (e)	7.75	03/15/20		150,525

					221,863

	Commercial Banks
615	Bank of Montreal (144A) (e)	2.85	06/09/15		650,724

Morgan Stanley Global Strategist Fund
Portfolio of Investments • October 31, 2010 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE
	Diversified Minerals
$220	Teck Resources Ltd.	10.25%	05/15/16	$271,997

	Real Estate Management & Development
380	Brookfield Asset Management, Inc.	5.80	04/25/17	401,912

	Total Canada			1,546,496

	Cayman Islands (0.2%)
	Aerospace & Defense
242	Systems 2001 Asset Trust (144A) (e)	6.664	09/15/13	256,152

	Diversified Minerals
185	Vale Overseas Ltd.	5.625	09/15/19	207,819
50	Vale Overseas Ltd.	6.875	11/10/39	57,621

				265,440

	Oil Company — Integrated
255	Petrobras International Finance Co.	5.75	01/20/20	286,529

	Telecommunication Services
330	Sable International Finance Ltd. (144A) (e)	7.75	02/15/17	355,988

	Total Cayman Islands			1,164,109

	France (0.1%)
	Electronic Parts Distribution
EUR 200	Rexel SA	8.25	12/15/16	302,718

	Multimedia
$145	Vivendi SA (144A) (e)	6.625	04/04/18	168,323

	Rental Auto/Equipment
EUR 250	Europcar Groupe SA (REGS)	4.399	(f) 05/15/13	332,294

	Total France			803,335

	Germany (0.0%)
	Capital Markets
100	Deutsche Bank AG (MTN)	5.00	06/24/20	148,888

	Ireland (0.1%)
	Containers — Metal & Glass
250	Ardagh Glass Finance PLC (REGS)	8.75	02/01/20	347,952

	Paper & Related Products
200	Smurfit Kappa Acquisitions (REGS)	7.75	11/15/19	298,543

	Total Ireland			646,495

	Italy (0.1%)
	Commercial Banks
500,000	UniCredit SpA (MTN)			724,835

	Luxembourg (0.6%)
	Aerospace/Defense
250	Finmeccanica Finance SA (MTN)	8.125	12/03/13	404,174

	Building Product — Cement/Aggregation
$105	Holcim US Finance Sarl & Cie SCS (144A) (e)	6.00	12/30/19	114,331

	Diversified Manufactured Operation
575	Tyco Electronics Group SA	5.95	01/15/14	641,688

	Electric — Integrated
500	Enel Finance International SA (144A) (e)	5.125	10/07/19	542,688

	Metals & Mining
390	ArcelorMittal	9.85	06/01/19	503,847

	Oil Company — Exploration & Production
100	Gaz Capital SA (144A) (e)	6.51	03/07/22	105,125

	Telecommunication Services
EUR 200	Wind Acquisition Finance SA (REGS)	11.75	07/15/17	313,157

	Telephone — Integrated
$255	Telecom Italia Capital SA	6.999	06/04/18	303,335
225	Telecom Italia Capital SA	7.175	06/18/19	271,750

Morgan Stanley Global Strategist Fund
Portfolio of Investments • October 31, 2010 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE
EUR 200	Telecom Italia Finance SA (MTN)	7.75%	01/24/33	$327,473

				902,558

	Total Luxembourg			3,527,568

	Netherlands (0.4%)
	Commercial Banks
$600	ING Bank N.V. (144A) (e)	3.90	03/19/14	657,252

	Construction Materials
EUR 250	HeidelbergCement AG	7.50	04/03/20	360,130

	Containers — Metal & Glass
250	Impress Holdings BV (REGS)	4.11	(f) 09/15/13	348,387
200	OI European Group BV (REGS)	6.875	03/31/17	288,104

				636,491

	Multi-line Insurance
$250	Aegon N.V.	4.625	12/01/15	267,572

	Telephone — Integrated
150	Deutsche Telekom International Finance BV	8.75	06/15/30	208,679
415	Telefonica Europe BV	8.25	09/15/30	544,467

				753,146

	Total Netherlands			2,674,591

	Netherlands Antilles (0.1%)
	Medical — Drugs
305	Teva Pharmaceutical Finance II BV / Teva Pharmaceutical Finance III LLC	3.00	06/15/15	320,490

	Spain (0.0%)
	Food — Meat Products
EUR 200	Campofrio Food Group SA (REGS)	8.25	10/31/16	294,365

	Sweden (0.0%)
	Commercial Banks
$260	Nordea Bank AB (144A) (e)	4.875	01/27/20	280,341

	Switzerland (0.1%)
	Capital Markets
195	UBS AG/Stamford CT (MTN)	5.875	12/20/17	223,849
250	UBS AG/Stamford CT (Series DPNT)	3.875	01/15/15	262,118

				485,967

	Commercial Banks
170	Credit Suisse	5.30	08/13/19	189,003
90	Credit Suisse	6.00	02/15/18	101,273
110	Credit Suisse AG	5.40	01/14/20	119,368

				409,644

	Total Switzerland			895,611

	United Kingdom (1.0%)
	Advertising Services
100	WPP Finance	8.00	09/15/14	119,222

	Building Societies
525	Nationwide Building Society (144A) (e)	6.25	02/25/20	577,890

	Commercial Banks
440	Barclays Bank PLC	6.75	05/22/19	523,634
EUR 250	Barclays Bank PLC (MTN)	6.00	01/14/21	378,829
$385	HBOS PLC (144A) (e)	6.75	05/21/18	395,288
EUR 200	HSBC Holdings PLC (MTN)	6.00	06/10/19	318,596
$450	Royal Bank of Scotland PLC (The)	4.875	03/16/15	484,928
190	Royal Bank of Scotland PLC (The)	5.625	08/24/20	200,324
160	Standard Chartered PLC (144A) (e)	3.85	04/27/15	169,267

				2,470,866

	Containers — Metal & Glass
EUR 150	Rexam PLC	6.75	(f) 06/29/67	202,243

Morgan Stanley Global Strategist Fund
Portfolio of Investments • October 31, 2010 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE
	Diversified Minerals
$390	Anglo American Capital PLC (144A) (e)	9.375%	04/08/19	$532,393

	Finance — Auto Loans
EUR 200	FCE Bank PLC Series E	7.125	01/15/13	295,759

	Money Center Banks
$150	Lloyds TSB Bank PLC (144A) (e)	5.80	01/13/20	160,814
EUR 250	Lloyds TSB Bank PLC (MTN)	6.50	03/24/20	366,662

				527,476

	Mortgage Banks
$265	Abbey National Treasury Services PLC (144A) (e)	3.875	11/10/14	273,646
EUR 500	Abbey National Treasury Services PLC (MTN)	3.625	10/14/16	700,402

				974,048

	Paper & Related Products
200	Mondi Finance PLC	5.75	04/03/17	285,386

	Tobacco
$155	BAT International Finance PLC (144A) (e)	9.50	11/15/18	210,027

	Total United Kingdom			6,195,310

	United States (4.7%)
	Advertising Agencies (0.0%)
245	Omnicom Group, Inc.	4.45	08/15/20	252,136

	Agricultural Operations (0.0%)
115	Bunge Ltd. Finance Corp.	8.50	06/15/19	140,605

	Airlines (0.1%)
396	America West Airlines LLC (Series 011G) (AMBAC Insd)	7.10	04/02/21	396,223

	Auto — Cars/Light Trucks (0.0%)
190	Daimler Finance North America LLC	7.30	01/15/12	203,462
45	Daimler Finance North America LLC	8.50	01/18/31	60,430

				263,892

	Beverages (0.0%)
45	Anheuser-Busch InBev Worldwide, Inc. (144A) (e)	5.375	11/15/14	50,885
185	Anheuser-Busch InBev Worldwide, Inc. (144A) (e)	7.20	01/15/14	217,027

				267,912

	Beverages — Wine/Spirits (0.0%)
75	Constellation Brands, Inc.	7.25	09/01/16	82,875

	Building Product — Cement/Aggregation (0.1%)
EUR 200	Cemex Finance LLC (REGS)	9.625	12/14/17	266,531
$240	CRH America, Inc.	6.00	09/30/16	270,057

				536,588

	Cable/Satellite TV (0.1%)
145	CSC Holdings LLC	7.625	07/15/18	161,131
160	DirecTV Holdings LLC / DirecTV Financing Co., Inc.	4.60	02/15/21	166,118
95	DirecTV Holdings LLC / DirecTV Financing Co., Inc.	5.875	10/01/19	108,399
90	DirecTV Holdings LLC / DirecTV Financing Co., Inc.	7.625	05/15/16	100,915
230	DISH DBS Corp.	7.125	02/01/16	244,950

				781,513

	Capital Markets (0.2%)
775	Goldman Sachs Group, Inc. (The)	6.15	04/01/18	869,115
255	Goldman Sachs Group, Inc. (The)	6.75	10/01/37	268,227

				1,137,342

	Casino Gaming (0.0%)
180	MGM Mirage	13.00	11/15/13	214,875

	Chemicals (0.1%)
280	Mosaic Co. (The) (144A) (e)	7.625	12/01/16	304,080

Morgan Stanley Global Strategist Fund
Portfolio of Investments • October 31, 2010 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE
	Commercial Banks (0.1%)
$330	PNC Funding Corp.	5.125%	02/08/20	$358,809
190	PNC Funding Corp.	6.70	06/10/19	226,486

				585,295

	Commercial Services & Supplies (0.0%)
250	Waste Management, Inc.	6.125	11/30/39	271,187

	Diversified Financial Services (0.5%)
350	Bank of America Corp. (Series L)	5.65	05/01/18	368,932
245	Citigroup, Inc. (d)	6.125	05/15/18	273,621
720	Citigroup, Inc. (d)	8.50	05/22/19	905,530
465	General Electric Capital Corp.	5.625	05/01/18	520,445
890	General Electric Capital Corp. (Series G)	6.00	08/07/19	1,007,184
75	JPMorgan Chase & Co.	6.00	01/15/18	85,739

				3,161,451

	Diversified Operation/Commercial Service (0.1%)
330	ARAMARK Corp.	8.50	02/01/15	348,150

	Diversified Telecommunication Services (0.3%)
50	AT&T, Inc.	6.15	09/15/34	53,441
210	AT&T, Inc.	6.30	01/15/38	231,892
70	AT&T, Inc.	6.55	02/15/39	80,011
65	CenturyLink, Inc. (Series Q)	6.15	09/15/19	66,604
380	Frontier Communications Corp.	8.50	04/15/20	440,800
60	Verizon Communications, Inc.	5.85	09/15/35	63,906
205	Verizon Communications, Inc.	6.35	04/01/19	251,960
225	Verizon Communications, Inc.	8.95	03/01/39	326,225

				1,514,839

	Electric — Integrated (0.2%)
385	CMS Energy Corp.	6.25	02/01/20	411,493
350	NiSource Finance Corp.	6.125	03/01/22	398,848
205	NiSource Finance Corp.	6.80	01/15/19	242,830

				1,053,171

	Electronic Equipment, Instruments & Components (0.1%)
155	Agilent Technologies, Inc.	5.50	09/14/15	174,992
95	Corning, Inc.	6.625	05/15/19	114,902

				289,894

	Electronic Parts Distribution (0.0%)
130	Arrow Electronics, Inc.	5.50	03/15/21	129,576

	Electronics — Military (0.1%)
310	L-3 Communications Corp.	4.75	07/15/20	324,231

	Finance — Auto Loans (0.0%)
110	Nissan Motor Acceptance Corp. (144A) (e)	4.50	01/30/15	117,804

	Finance — Consumer Loans (0.0%)
245	SLM Corp. (Series A)	5.00	10/01/13	246,187

	Finance — Credit Card (0.2%)
345	American Express Credit Corp. (Series C)	7.30	08/20/13	394,775
455	Capital One Bank USA NA	8.80	07/15/19	578,050
100	MBNA Capital (Series A)	8.278	12/01/26	102,750

				1,075,575

	Finance — Investment Banker/Broker (0.3%)
180	Bear Stearns Cos. LLC (The)	6.40	10/02/17	210,215
305	Bear Stearns Cos. LLC (The)	7.25	02/01/18	372,700
680	Merrill Lynch & Co., Inc. (MTN)	6.875	04/25/18	764,332
335	TD Ameritrade Holding Corp.	5.60	12/01/19	366,947

				1,714,194

	Finance — Other Services (0.0%)
255	NASDAQ OMX Group, Inc. (The)	5.55	01/15/20	269,089

	Food — Miscellaneous/Diversified (0.0%)
135	ConAgra Foods, Inc.	8.25	09/15/30	176,475

Morgan Stanley Global Strategist Fund
Portfolio of Investments • October 31, 2010 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE
	Food Products (0.1%)
$300	Kraft Foods, Inc.	7.00%	08/11/37		$361,919

	Health Care Equipment & Supplies (0.1%)
395	Boston Scientific Corp.	6.00	01/15/20		434,049

	Health Care Providers & Services (0.1%)
380	Medco Health Solutions, Inc.	7.125	03/15/18		467,623

	Independent Power Producer (0.0%)
135	NRG Energy, Inc.	8.50	06/15/19		145,125

	Insurance (0.1%)
55	MetLife, Inc.	7.717	02/15/19		70,178
150	Principal Financial Group, Inc.	8.875	05/15/19		196,260
265	Prudential Financial, Inc. (MTN)	4.75	09/17/15		289,283
150	Prudential Financial, Inc. (MTN)	6.625	12/01/37		166,240
45	Prudential Financial, Inc. (Series D)	7.375	06/15/19		54,633

					776,594

	Life/Health Insurance (0.0%)
200	Pacific LifeCorp (144A) (e)	6.00	02/10/20		214,822

	Media (0.1%)
205	CBS Corp.	8.875	05/15/19		266,019
105	Comcast Corp.	5.70	05/15/18		120,262
50	Comcast Corp.	6.45	03/15/37		55,138
105	Time Warner Cable, Inc.	6.75	06/15/39		120,756
250	Viacom, Inc.	6.875	04/30/36		292,537

					854,712

	Medical — Biomedical/Genetics (0.1%)
304	Celgene Corp.	3.95	10/15/20		303,866
220	Genzyme Corp.	3.625	06/15/15		234,435

					538,301

	Medical — HMO (0.1%)
335	Aetna, Inc.	3.95	09/01/20		336,318

	Medical — Hospitals (0.0%)
140	HCA, Inc.	8.50	04/15/19		158,200

	Metals & Mining (0.0%)
80	Freeport-McMoRan Copper & Gold, Inc.	8.375	04/01/17		90,614

	Multimedia (0.1%)
225	NBC Universal, Inc. (144A) (e)	4.375	04/01/21		230,291
310	News America, Inc.	7.85	03/01/39		387,383

					617,674

	Office Electronics (0.0%)
55	Xerox Corp.	5.625	12/15/19		61,729
145	Xerox Corp.	6.35	05/15/18		169,862

					231,591

	Oil Company — Exploration & Production (0.0%)
85	Pioneer Natural Resources Co.	6.65	03/15/17		92,198

	Paper & Related Products (0.1%)
190	Georgia-Pacific LLC (144A) (e)	5.40	11/01/20	(h)	192,850
60	Georgia-Pacific LLC (144A) (e)	8.25	05/01/16		69,150
90	International Paper Co.	7.30	11/15/39		102,917
250	International Paper Co.	7.95	06/15/18		306,134

					671,051

	Pipelines (0.3%)
89	Colorado Interstate Gas Co.	6.80	11/15/15		106,270
145	El Paso Corp. (MTN)	8.25	02/15/16		165,481
275	Energy Transfer Partners LP	8.50	04/15/14		327,476
125	Kinder Morgan Energy Partners LP	5.95	02/15/18		143,076
190	Plains All American Pipeline LP / PAA Finance Corp.	6.70	05/15/36		202,729
190	Plains All American Pipeline LP / PAA Finance Corp.	8.75	05/01/19		242,999

Morgan Stanley Global Strategist Fund
Portfolio of Investments • October 31, 2010 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPAN	MATURITY
THOUSANDS		RATE	DATE
$150	Spectra Energy Capital LLC	7.50%	09/15/38	$176,511

170	Texas Eastern Transmission LP	7.00	07/15/32	210,150
				1,574,692
	Property Trust (0.0%)
225	WEA Finance LLC / WT Finance Aust Pty Ltd. (144A) (e)	6.75	09/02/19	265,512

	Real Estate Investment Trusts (REITs) (0.0%)
125	Boston Properties LP	5.875	10/15/19	141,268

	Reinsurance (0.1%)
185	Platinum Underwriters Finance, Inc. (Series B)	7.50	06/01/17	205,056
200	Reinsurance Group of America, Inc.	6.45	11/15/19	219,690

				424,746

	REIT — Diversified (0.1%)
250	Duke Realty LP	6.75	03/15/20	282,504
90	Vornado Realty LP	4.25	04/01/15	93,409

				375,913

	REIT — Health Care (0.0%)
240	Health Care, Inc.	6.125	04/15/20	261,486

	REIT — Regional Malls (0.0%)
25	Simon Property Group LP	5.65	02/01/20	28,294

	Retail — Drug Store (0.1%)
426	CVS Pass-Through Trust	6.036	12/10/28	448,689

	Retail — Mail Order (0.1%)
265	QVC, Inc. (144A) (e)	7.125	04/15/17	283,550

	Retail — Regional Department Store (0.0%)
90	JC Penney Co., Inc.	5.65	06/01/20	87,525
151	JC Penney Corp., Inc.	6.375	10/15/36	139,298

				226,823

	Semiconductor Equipment (0.0%)
145	KLA-Tencor Corp.	6.90	05/01/18	166,652

	Special Purpose Entity (0.2%)
450	AIG SunAmerica Global Financing VI (144A) (e)	6.30	05/10/11	463,500
235	Farmers Exchange Capital (144A) (e)	7.05	07/15/28	231,003
200	Harley-Davidson Funding Corp. (144A) (e)	6.80	06/15/18	217,815

				912,318

	Specialty Retail (0.1%)
175	Home Depot, Inc.	5.40	09/15/40	171,052
400	Home Depot, Inc.	5.875	12/16/36	416,940

				587,992

	Super-Regional Banks — U.S. (0.1%)
305	KeyCorp (MTN)	6.50	05/14/13	335,814

	Telecommunication Services (0.1%)
155	Qwest Corp.	6.50	06/01/17	173,988
125	Qwest Corp.	6.875	09/15/33	126,250
145	SBA Telecommunications, Inc.	8.25	08/15/19	163,850

				464,088

	Tobacco (0.1%)
85	Altria Group, Inc.	4.125	09/11/15	91,896
185	Altria Group, Inc.	9.25	08/06/19	254,412
235	Philip Morris International, Inc.	5.65	05/16/18	278,010

				624,318

	Transport — Rail (0.0%)
75	CSX Corp.	6.15	05/01/37	81,703

	Total United States			28,849,808

	Total Corporate Bonds (Cost $47,210,623)			51,438,898

Morgan Stanley Global Strategist Fund
Portfolio of Investments • October 31, 2010 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPAN	MATURITY
THOUSANDS		RATE	DATE
	Foreign Government Obligations (11.8%)
	Australia (0.3%)
AUD 2,000	Queensland Treasury Corp. (Series 15G)	6.00%	10/14/15	$2,021,241

	Bermuda (0.0%)
$240	Bermuda Government International Bond (144A) (e)	5.603	07/20/20	262,071

	Canada (0.8%)
EUR 300	Canada Government International Bond	3.50	01/13/20	452,049
CAD 2,800	Canadian Government Bond	4.25	06/01/18	3,076,376
$600	Province of Ontario Canada	4.00	10/07/19	642,354
EUR 600	Province of Ontario Canada Series E	4.00	12/03/19	903,993

	Total Canada			5,074,772

	Croatia (0.1%)
$300	Croatia Government International Bond (REGS)	6.75	11/05/19	343,665

	Denmark (0.1%)
DKK 3,300	Denmark Government Bond	4.00	11/15/17	683,537

	France (0.5%)
EUR 1,900	French Treasury Note BTAN	4.50	07/12/12	2,794,948

	Germany (1.3%)
2,400	Bundesrepublik Deutschland (Series 03)	4.75	07/04/34	4,271,959
2,500	Bundesrepublik Deutschland (Series 08)	4.25	07/04/18	3,957,825

	Total Germany			8,229,784

	Hungary (0.1%)
600	Republic of Hungary	5.75	06/11/18	858,050

	Indonesia (0.1%)
$250	Indonesia Government International Bond (REGS)	11.625	03/04/19	388,750

	Italy (1.9%)
EUR 2,400	Buoni Poliennali del Tesoro	2.50	07/01/12	3,373,655
1,100	Buoni Poliennali del Tesoro	3.50	06/01/14	1,580,875
2,300	Italy Buoni Poliennali Del Tesoro	4.00	02/01/17	3,359,375
1,100	Italy Buoni Poliennali Del Tesoro	4.50	02/01/18	1,643,836
800	Italy Buoni Poliennali Del Tesoro	5.00	08/01/39	1,164,942
$330	Republic of Italy	6.875	09/27/23	399,931

	Total Italy			11,522,614

	Japan (3.0%)
JPY 110,000	Japan Finance Organization for Municipalities	1.90	06/22/18	1,492,464
140,000	Japan Government Ten Year Bond (Series 257)	1.30	12/20/13	1,800,921
240,000	Japan Government Ten Year Bond (Series 267)	1.30	12/20/14	3,107,626
180,000	Japan Government Ten Year Bond (Series 272)	1.40	09/20/15	2,354,998
120,000	Japan Government Ten Year Bond (Series 280)	1.90	06/20/16	1,619,615
290,000	Japan Government Ten Year Bond (Series 294)	1.70	06/20/18	3,905,670
345,000	Japan Government Thirty Year Bond (Series 11)	1.70	06/20/33	4,101,963

	Total Japan			18,383,257

	Luxembourg (0.3%)
145,000	European Investment Bank	2.15	01/18/27	1,951,959

	Mexico (0.4%)
MXN 24,400	Mexican Bonos (Series M 20)	10.00	12/05/24	2,660,722

	Netherlands (0.4%)
EUR 1,600	Netherlands Government Bond	3.75	07/15/14	2,406,643

	Norway (0.1%)
NOK 3,500	Norway Government Bond	6.50	05/15/13	659,372

	Peru (0.1%)
$390	Peruvian Government International Bond	7.125	03/30/19	497,250

	Poland (0.5%)
PLN 5,100	Poland Government Bond (Series 0413)	5.25	04/25/13	1,809,463
3,400	Poland Government Bond (Series 1015)	6.25	10/24/15	1,244,051

	Total Poland			3,053,514

Morgan Stanley Global Strategist Fund
Portfolio of Investments • October 31, 2010 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPAN	MATURITY
THOUSANDS		RATE	DATE
	South Africa (0.3%)
ZAR 12,500	South Africa Government Bond (Series R207)	7.25%	01/15/20		$1,717,916

	South Korea (0.1%)
$100	Export-Import Bank of Korea	4.125	09/09/15		105,400
200	Korea Development Bank	4.375	08/10/15		215,569
150	Republic of Korea	7.125	04/16/19		190,065

	Total South Korea				511,034

	Sweden (0.2%)
SEK 8,300	Sweden Government Bond (Series 1049)	4.50	08/12/15		1,365,471

	United Kingdom (1.2%)
GBP 500	United Kingdom Gilt	2.75	01/22/15		838,091
600	United Kingdom Gilt	4.00	09/07/16		1,060,345
2,450	United Kingdom Gilt	4.25	06/07/32		4,032,721
750	United Kingdom Gilt	4.50	03/07/13		1,303,327

	Total United Kingdom				7,234,484

	Total Foreign Government Obligations (Cost $66,407,078)				72,621,054

	Municipal Bonds (0.1%)
	Georgia (0.1%)
$295	Municipal Electric Authority of Georgia Plant Vogtle	6.655	04/01/57		302,047
160	Municipal Electric Authority of Georgia Plant Vogtle Units 3 & 4 (Series 2010 J)	6.637	04/01/57		165,693

	Total Georgia				467,740

	Illinois (0.0%)
145	Illinois State Toll Highway Authority 2009 (Series A)	6.184	01/01/34		149,592

	Total Municipal Bonds (Cost $603,725)				617,332

	U.S. Government Agencies — Mortgage-Backed Securities (3.3%)
	Federal Home Loan Mortgage Corp. (ARM)
1		6.50	07/01/29		1,318

	Federal Home Loan Mortgage Corp. (PC) Gold
229		6.00	08/01/38		248,794
16		6.50	09/01/32		17,694
341		6.50	05/01/32--07/01/32		384,455

					650,943

	Federal National Mortgage Assoc.
325		4.00	(i	)	340,539
1,400		4.50	(i	)	1,465,625
3,396		5.50	06/01/38		3,648,387
2,103		6.00	12/01/36--10/01/38		2,290,887
1,305		6.50	12/01/29--10/01/38		1,447,562
896		7.00	12/01/17--02/01/31		1,024,916

					10,217,916

	Government National Mortgage Assoc.
450		5.50	(i	)	487,407
5,165		4.00	(i	)	5,349,003
1,500		4.50	(i	)	1,586,718
1,682		4.50	04/15/39	(h)	1,787,357

					9,210,485

	Total U.S. Government Agencies — Mortgage-Backed Securities (Cost $19,944,526)				20,080,662

	Asset-Backed Securities (0.2%)
165	ARI Fleet Lease Trust 2010-A A (144A) (e)	1.706	(f) 08/15/18		166,888
207	Chesapeake Funding LLC 2009-1 A (144A) (e)	2.256	(f) 12/15/20		209,546
525	Ford Credit Floorplan Master Owner Trust 2010-3 A2 (144A) (e)	1.956	(f) 02/15/17		541,689
325	GE Dealer Floorplan Master Note Trust 2009-2A A (144A) (e)	1.806	(f) 10/20/14		330,339

	Total Asset-Backed Securities (Cost $1,224,216)				1,248,462

Morgan Stanley Global Strategist Fund
Portfolio of Investments • October 31, 2010 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPAN	MATURITY
THOUSANDS		RATE	DATE
	U.S. Government Agencies & Obligations (3.9%)
	Diversified Financial Services — FDIC Guaranteed (0.2%)
$1,300	Citigroup Funding, Inc. (d)	2.25%	12/10/12	$1,348,156

	U.S. Government Obligations (3.7%)
	U.S. Treasury Bonds
990		4.375	11/15/39	1,054,350
2,900		6.875	08/15/25	4,129,783
3,430		7.50	11/15/24	5,112,844
	U.S. Treasury Notes
1,500		2.375	10/31/14	1,590,352
2,600		3.375	11/15/19	2,791,142
7,100		3.625	02/15/20	7,752,866

				22,431,337

	Total U.S. Government Agencies & Obligations (Cost $21,876,701)			23,779,493

EXPIRATION
DATE
Commodity-Linked Securities (3.0%)
United States (3.0%)
170	Deutsche Bank UBS Commodity Linked Note (Cost $16,515,973) (j)	0.00	12/23/10	18,656,247

MATURITY
DATE
Short-Term Investments (19.3%)
U.S. Government Obligation (0.4%)
2,420	U.S. Treasury Bill (Cost $2,419,198) (k)(l)	0.136	01/27/11	2,419,246

NUMBER OF
SHARES (000)
	Investment Company (m) (18.9%)
116,333	Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (Cost $116,333,420)		116,333,420

	Total Short-Term Investments (Cost $118,752,618)		118,752,666

	Total Investments (Cost $568,774,687) (n)(o)	99.9%	616,105,520
	Other Assets in Excess of Liabilities	0.1	571,929

	Net Assets	100.0%	$616,677,449

ADR	American Depositary Receipt.
ARM	Adjustable Rate Mortgage. Interest rate in effect as of October 31, 2010.
FDIC	Federal Deposit Insurance Corporation.
FDR	Finnish Depositary Receipt.
GDR	Global Depositary Receipt.
MTN	Medium Term Note.
PC	Participation Certificate.
PPS	Price Protected Share.
REGS	Security registered under Regulation S.
SDR	Swedish Depositary Receipt.
(a)	Non-income producing security.
(b)	Comprised of securities in separate entities that are traded as a single stapled security.
(c)	Consists of one or more class of securities traded together as a unit; stocks with attached warrants.
(d)	For the three months ended October 31, 2010, the cost of purchases and the proceeds from sales of Citigroup, Inc., an affiliate of the Investment Adviser, Administrator and Distributor, was $509,047 and $485,347, respectively, including net realized gains of $2,785.
(e)	Resale is restricted to qualified institutional investors.
(f)	Floating rate security. Rate shown is the rate in effect at October 31, 2010.
(g)	Security issued with perpetual maturity.
(h)	Security purchased on a when-issued basis.
(i)	Security was purchased on a forward commitment basis with an approximate principal amount and no definite maturity date; the actual principal amount and maturity date will be determined upon settlement.

Morgan Stanley Global Strategist Fund
Portfolio of Investments • October 31, 2010 (unaudited) continued

(j)	Security is linked to the Dow Jones UBS Commodities Index Total Return. The index is currently comprised of futures contracts on nineteen physical commodities traded on U.S. exchanges, with the exception of aluminum, nickel and zinc, which trade on the London Metal Exchange.
(k)	Purchased on a discount basis. The interest rates shown have been adjusted to reflect a money market equivalent yield.
(l)	A portion of this security has been physically segregated in connection with open futures and swap contracts.
(m)	The Fund invests in the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class, (the “Liquidity Fund”), an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Fund with respect to assets invested by the Fund in the Liquidity Fund.
(n)	Securities have been designated as collateral in connection with securities purchased on a forward commitment and when-issued basis, open futures, swaps, and forward foreign currency contracts.
(o)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Bond Insurance:

AMBAC	AMBAC Assurance Corporation.

Morgan Stanley Global Strategist Fund
Portfolio of Investments • October 31, 2010 (unaudited) continued
Forward Foreign Currency Contracts Open at October 31, 2010:

						UNREALIZED
	CONTRACTS		IN EXCHANGE		DELIVERY	APPRECIATION
COUNTERPARTY	TO DELIVER		FOR		DATE	(DEPRECIATION)

Bank of America	CAD	6,192,355		$5,977,984	11/18/2010	$(90,805)
Bank of America	CAD	2,957,664		$2,864,565	11/18/2010	(34,079)
Deutsche Bank	EUR	5,230,385		$7,219,605	11/18/2010	(58,434)
Deutsche Bank		$16,305,745	EUR	11,828,614	11/18/2010	153,679
Deutsche Bank		$2,725,408	EUR	1,956,859	11/18/2010	(2,454)
J.P. Morgan	SEK	7,369,036		$1,086,830	11/18/2010	(15,717)
J.P. Morgan		$94,867	NOK	562,040	11/18/2010	1,001
Royal Bank of Scotland		$1,200,484	ILS	4,349,046	11/18/2010	(4,597)
Royal Bank of Scotland		$1,260,769	THB	37,730,530	11/18/2010	(2,895)
UBS Warburg AG	AUD	768,217		$744,410	11/18/2010	(6,306)
UBS Warburg AG	BRL	1,794,028		$1,073,772	11/18/2010	23,096
UBS Warburg AG	CHF	1,140,808		$1,171,393	11/18/2010	11,909
UBS Warburg AG	CHF	2,831,024		$2,891,972	11/18/2010	14,601
UBS Warburg AG	CHF	6,101,501		$6,187,570	11/18/2010	(13,819)
UBS Warburg AG	GBP	4,249,153		$6,680,412	11/18/2010	(127,250)
UBS Warburg AG	GBP	1,094,916		$1,718,247	11/18/2010	(35,942)
UBS Warburg AG		$11,666,277	CAD	12,046,364	11/18/2010	139,707
UBS Warburg AG		$7,320,134	EUR	5,310,179	11/18/2010	68,937
UBS Warburg AG		$3,113,551	EUR	2,219,576	11/18/2010	(25,028)
UBS Warburg AG		$6,567,709	GBP	4,172,737	11/18/2010	117,525
UBS Warburg AG		$6,000,573	GBP	3,743,737	11/18/2010	(2,650)
UBS Warburg AG		$11,963,829	HKD	92,820,137	11/18/2010	12,520
UBS Warburg AG		$5,868,161	INR	260,684,261	11/18/2010	(26,127)
UBS Warburg AG		$8,300,033	JPY	678,942,724	11/18/2010	138,467
UBS Warburg AG		$1,866,092	KRW	2,080,599,237	11/18/2010	(18,744)
UBS Warburg AG		$1,194,682	MXN	14,950,150	11/18/2010	14,446
UBS Warburg AG		$4,115,236	MXN	50,993,942	11/18/2010	9,015
UBS Warburg AG		$2,474,249	RUB	75,254,821	11/18/2010	(38,148)
UBS Warburg AG		$2,637,418	SGD	3,454,388	11/18/2010	31,460
UBS Warburg AG		$5,349,645	TWD	163,446,092	11/18/2010	(10,208)
UBS Warburg AG		$2,283,230	ZAR	15,998,495	11/18/2010	(6,483)
Bank of America	GBP	514,000		$815,718	12/15/2010	(7,583)
Bank of America	HUF	70,600,000		$317,375	12/15/2010	(42,389)
Bank of America	PLN	2,600,000		$886,706	12/15/2010	(22,395)
Bank of America		$344,828	HUF	70,600,000	12/15/2010	14,936
Bank of America		$695,316	PLN	2,050,000	12/15/2010	21,475
Credit Suisse	AUD	280,000		$258,804	12/15/2010	(13,871)
Credit Suisse	NZD	450,000		$325,215	12/15/2010	(16,486)
Credit Suisse		$1,241,152	CAD	1,280,000	12/15/2010	12,428
Credit Suisse		$6,768,463	EUR	5,260,000	12/15/2010	548,054
Credit Suisse		$333,580	EUR	250,000	12/15/2010	14,163
Credit Suisse		$327,861	NZD	450,000	12/15/2010	13,840
Credit Suisse		$324,602	PLN	1,000,000	12/15/2010	25,053
Credit Suisse		$1,312,336	SEK	9,400,000	12/15/2010	92,784
Credit Suisse		$522,532	SGD	700,000	12/15/2010	18,327
UBS Warburg AG	NOK	3,200,000		$521,130	12/15/2010	(23,906)
UBS Warburg AG		$1,166,137	CHF	1,175,000	12/15/2010	28,378
UBS Warburg AG		$3,450,496	GBP	2,240,000	12/15/2010	137,429
UBS Warburg AG		$12,616,487	JPY	1,056,000,000	12/15/2010	512,367
UBS Warburg AG		$647,516	JPY	55,000,000	12/15/2010	36,279
UBS Warburg AG		$154,892	KRW	180,000,000	12/15/2010	4,747
UBS Warburg AG		$2,272,727	KRW	2,655,000,000	12/15/2010	81,949
UBS Warburg AG		$709,302	MXN	9,200,000	12/15/2010	33,347
UBS Warburg AG		$1,172,356	MYR	3,654,000	12/15/2010	(1,764)
UBS Warburg AG		$898,136	MYR	2,780,000	12/15/2010	(7,537)
UBS Warburg AG		$523,132	NOK	3,200,000	12/15/2010	21,904
UBS Warburg AG		$788,078	TWD	24,960,000	12/15/2010	27,673
UBS Warburg AG	ZAR	4,900,000		$705,188	12/15/2010	$10,819

	Net Unrealized Appreciation					$1,736,698

Morgan Stanley Global Strategist Fund
Portfolio of Investments • October 31, 2010 (unaudited) continued

Currency Abbreviations:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican New Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TWD	Taiwan Dollar
ZAR	South African Rand

Morgan Stanley Global Strategist Fund
Portfolio of Investments • October 31, 2010 (unaudited) continued
Futures Contracts Open at October 31, 2010:

		DESCRIPTION,	UNDERLYING	UNREALIZED
NUMBER OF	LONG/	DELIVERY MONTH	FACE AMOUNT	APPRECIATION
CONTRACTS	SHORT	AND YEAR	AT VALUE	(DEPRECIATION)
182	Long	FTSE 100 Index, December 2010	$16,509,133	$179,680
119	Long	U.S Treasury Notes 10 Year, December 2010	15,027,469	122,814
112	Long	H-SHARES Index, November 2010	9,476,562	(430,086)
151	Long	S&P 500 E-Mini, December 2010	8,907,112	71,705
42	Long	Euro-Bobl, December 2010	6,993,667	(101,777)
64	Long	KOSPI2 Index, December 2010	6,886,292	256,335
161	Long	Dow Jones Euro Stoxx 50 Index, December 2010	6,361,661	36,511
108	Long	Yen Denom Nikkei, December 2010	6,153,598	(152,184)
27	Long	U.S. Treasury Notes 2 Year, December 2010	5,939,578	14,287
75	Long	Dollar Index, December 2010	5,809,275	(211,731)
104	Long	CAC40 10 Euro, November 2010	5,521,413	114,965
3	Long	JPN 10 Year Bond, December 2010	5,338,636	31,286
53	Long	TOPIX Index, December 2010	5,308,562	(267,400)
170	Long	MSCI Taiwan Index, November 2010	4,996,300	33,447
382	Long	SGX CNX NIFTY Index, November 2010	4,614,560	(88,598)
103	Long	FTSE/JSE top 40, December 2010	4,001,929	238,786
85	Long	BOVESPA Index, December 2010	3,574,369	25,736
116	Long	MEX BOLSA Index, December 2010	3,348,387	233,494
23	Long	U.S. Treasury Notes 5 Year, December 2010	2,796,297	1,858
48	Long	MSCI Singapore Index, November 2010	2,740,632	(37,008)
19	Long	S&P/TSX 60 Index, December 2010	2,707,952	75,137
18	Long	Hang Seng Index, November 2010	2,667,402	(54,260)
13	Long	IBEX 35 Index, November 2010	1,938,719	(4,846)
8	Long	DAX Index, December 2010	1,842,614	100,504
5	Long	Euro-Bund, December 2010	899,317	(22,470)
1	Long	SPI 200, December 2010	113,799	(595)
12	Short	Euro-Bund, December 2010	(2,158,360)	25,945
21	Short	S&P/Mid Index, December 2010	(3,124,762)	(92,221)
74	Short	S&P Mid 400 E-mini, December 2010	(6,123,500)	(483,708)

Morgan Stanley Global Strategist Fund
Portfolio of Investments • October 31, 2010 (unaudited) continued

		DESCRIPTION,	UNDERLYING	UNREALIZED
NUMBER OF	LONG/	DELIVERY MONTH	FACE AMOUNT	APPRECIATION
CONTRACTS	SHORT	AND YEAR	AT VALUE	(DEPRECIATION)
157	Short	Dow Jones Euro Stoxx 50 Index, December 2010	$(6,203,607)	$18,940
382	Short	OMXS30 Index, November 2010	(6,223,552)	4,130
87	Short	U.S. Treasury Bonds 30 Year, December 2010	(11,391,563)	281,239
157	Short	U.S. Treasury Notes 10 Year, December 2010	(19,826,156)	(166,695)

		Net Unrealized Depreciation		$(246,780)

Morgan Stanley Global Strategist Fund
Portfolio of Investments • October 31, 2010 (unaudited) continued
Credit Default Swap Contracts Open at October 31, 2010:

CREDIT
		NOTIONAL						RATING OF
SWAP COUNTERPARTY &	BUY/SELL	AMOUNT	INTEREST	TERMINATION	UNREALIZED	UPFRONT		REFERENCE
REFERENCE OBLIGATION	PROTECTION	(000’s)	RATE	DATE	DEPRECIATION	PAYMENTS	VALUE	OBLIGATION+ (unaudited)
Bank of America, N.A. Tyco Electronics Ltd.	Buy	$465	5.00%	June 20, 2014	$(51,942)	$(19,534)	$(71,476)	BBB

+	Credit rating as issued by Standard & Poor’s

Morgan Stanley Global Strategist Fund
Portfolio of Investments • October 31, 2010 (unaudited) continued
Interest Rate Swap Contracts Open at October 31, 2010:

	NOTIONAL					UNREALIZED
	AMOUNT	FLOATING RATE	PAY/RECEIVE		TERMINATION	APPRECIATION
SWAP COUNTERPARTY	(000)	INDEX	FLOATING RATE	FIXED RATE	DATE	(DEPRECIATION)
Bank of America, N.A.	$6,855	3 Month LIBOR	Pay	2.098%	10/28/17	$10,283
Bank of America, N.A.	16,350	3 Month LIBOR	Receive	0.80	10/28/13	(38,423)

		Net Unrealized Depreciation				$(28,140)

LIBOR	London Interbank Offered Rate.

Morgan Stanley Global Strategist Fund
Portfolio of Investments • October 31, 2010 (unaudited) continued
Zero Coupon Swap Contracts Open at October 31, 2010:

					UNREALIZED
	NOTIONAL	FLOATING	PAY/RECEIVE	TERMINATION	APPRECIATION
SWAP COUNTERPARTY	AMOUNT (000)	RATE INDEX	FLOATING RATE	DATE	(DEPRECIATION)
Barclays Bank PLC^	$4,320	3 Month LIBOR	Receive	11/15/19	$(704,584)
Barclays Bank PLC^	3,685	3 Month LIBOR	Receive	11/15/21	(576,330)
Barclays Bank PLC^^	4,320	3 Month LIBOR	Pay	11/15/19	249,616
JPMorgan Chase Bank N.A. New York^	2,790	3 Month LIBOR	Receive	05/15/21	(454,948)

		Net Unrealized Depreciation			$(1,486,246)

^	Fund will make payments of $1,675,253, $1,650,364, and $1,221,824, respectively, on termination date.

^^	Fund will receive payment of $1,186,272 on termination date.

LIBOR	London Interbank Offered Rate.

Morgan Stanley Global Strategist Fund
Notes to the Portfolio of Investments • October 31, 2010 (unaudited)
Fair Valuation Measurements
Financial Accounting Standards Board Accounting Standards Codification (ASC) 820, Fair Value Measurements and Disclosures (ASC 820) (formerly known as FAS 157), defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
• Level 1 – unadjusted quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.
The following is a summary of the inputs used as of October 31, 2010 in valuing the Fund’s investments carried at fair value:

	FAIR VALUE MEASUREMENTS AT OCTOBER 31, 2010 USING
		UNADJUSTED
		QUOTED PRICES IN
		ACTIVE MARKET	OTHER
		FOR	SIGNIFICANT	SIGNIFICANT
		IDENTICAL	OBSERVABLE	UNOBSERVABLE
		INVESTMENTS	INPUTS	INPUTS
INVESTMENT TYPE	TOTAL	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)
Assets:
Common Stocks
Aerospace & Defense	$5,345,427	$5,345,427	—	—
Air Freight & Logistics	1,169,380	1,169,380	—	—
Auto Components	1,268,806	1,268,806	—	—
Automobiles	5,157,475	5,157,475	—	—
Beverages	7,199,533	7,199,533	—	—
Biotechnology	1,075,185	1,075,185	—	—
Building Products	940,192	940,192	—	—
Capital Markets	7,573,975	7,573,975	—	—
Chemicals	8,071,020	8,071,020	—	—
Commercial Banks	17,775,035	17,775,035	—	—
Commercial Services & Supplies	2,815,199	2,815,199	—	—
Communications Equipment	4,600,961	4,600,961	—	—
Computers & Peripherals	9,710,810	9,710,810	—	—
Construction & Engineering	1,179,140	1,179,140	—	—
Construction Materials	989,095	989,095	—	—
Consumer Finance	484,488	484,488	—	—
Containers & Packaging	125,450	125,450	—	—
Distributors	1,493,232	1,493,232	—	—
Diversified Consumer Services	44,976	44,976	—	—
Diversified Financial Services	6,000,887	6,000,887	—	—
Diversified Telecommunication Services	8,126,088	8,126,088	—	—
Electric Utilities	7,305,604	7,305,604	—	—
Electrical Equipment	4,442,517	4,442,517	—	—
Electronic Equipment, Instruments & Components	3,409,849	3,409,849	—	—
Energy Equipment & Services	3,451,723	3,451,723	—	—
Food & Staples Retailing	5,350,687	5,350,687	—	—
Food Products	10,426,421	10,426,421	—	—
Gas Utilities	814,662	814,662	—	—
Health Care Equipment & Supplies	2,418,344	2,418,344	—	—
Health Care Providers & Services	1,362,576	1,362,576	—	—
Hotels, Restaurants & Leisure	5,789,569	5,789,569	—	—
Household Durables	1,343,990	1,343,990	—	—
Household Products	1,777,448	1,777,448	—	—
Independent Power Producers & Energy Traders	355,595	355,595	—	—
Industrial Conglomerates	4,330,839	4,330,839	—	—
Information Technology Services	3,608,489	3,608,489	—	—
Insurance	11,195,554	11,195,554	—	—
Internet & Catalog Retail	1,844,927	1,844,927	—	—
Internet Software & Services	3,333,671	3,333,671	—	—
Leisure Equipment & Products	110,219	110,219	—	—
Life Sciences Tools & Services	274,319	274,319	—	—
Machinery	6,597,086	6,597,086	—	—
Marine	677,697	677,697	—	—
Media	3,774,209	3,774,209	—	—
Metals & Mining	15,642,698	15,642,698	—	—
Multi-Utilities	8,524,547	8,524,547	—	—
Multiline Retail	4,481,079	4,481,079	—	—
Office Electronics	935,935	935,935	—	—
Oil, Gas & Consumable Fuels	26,867,847	26,867,847	—	—
Paper & Forest Products	298,441	298,441	—	—
Personal Products	2,807,043	2,807,043	—	—
Pharmaceuticals	24,101,149	24,101,149	—	—
Professional Services	517,153	517,153	—	—
Real Estate Investment Trusts (REITs)	4,880,350	4,880,350	—	—
Real Estate Management & Development	1,278,542	1,278,542	—	—
Road & Rail	5,008,511	5,008,511	—	—
Semiconductors & Semiconductor Equipment	8,762,205	8,762,205	—	—
Software	5,696,466	5,696,466	—	—
Specialty Retail	3,959,683	3,959,683	—	—
Textiles, Apparel & Luxury Goods	2,581,116	2,581,116	—	—
Tobacco	5,209,413	5,209,413	—	—
Trading Companies & Distributors	1,530,218	1,530,218	—	—
Transportation Infrastructure	326,423	326,423	—	—
Wireless Telecommunication Services	4,439,259	4,439,259	—	—

Total Common Stocks	302,990,427	302,990,427	—	—

Preferred Stocks	5,891,202	5,891,202	—	—
Rights	29,077	29,077	—	—
Corporate Bonds	51,438,898	—	$51,438,898	—
Foreign Government Obligations	72,621,054	—	72,621,054	—
Municipal Bonds	617,332	—	617,332	—
U.S. Government Agencies — Mortgage-Backed Securities	20,080,662	—	20,080,662	—
Asset-Backed Securities	1,248,462	—	1,248,462	—
U.S. Government Agencies & Obligations	23,779,493	—	23,779,493	—
Commodity-Linked Securities	18,656,247	—	18,656,247	—
Short-Term Investments
U.S. Government Obligation	2,419,246	—	2,419,246	—
Investment Company	116,333,420	116,333,420	—	—

Total Short-Term Investments	118,752,666	116,333,420	2,419,246	—

Forward Foreign Currency Contracts	2,392,315	—	2,392,315	—
Futures	1,866,799	1,866,799	—	—
Interest Rate Swaps	10,283	—	10,283	—
Zero Coupon Swaps	249,616	—	249,616	—

Total	$620,624,533	$427,110,925	$193,513,608	—

Liabilities:
Forward Foreign Currency Contracts	$(655,617)	—	$(655,617)	—
Futures	(2,113,579)	$(2,113,579)	—	—
Credit Default Swaps	(51,942)	—	(51,942)	—
Interest Rate Swaps	(38,423)	—	(38,423)	—
Zero Coupon Swaps	(1,735,862)	—	(1,735,862)	—

Total	$(4,595,423)	$(2,113,579)	$(2,481,844)	—

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the Levels as of the end of the period. As of October 31, 2010, the Fund did not have any investments transfer between valuation levels.
Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and ask price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) futures are valued at the latest price published by the commodities exchange on which they trade; (6) listed options are valued at the latest sale price on the exchange on which they are listed unless no sales of such options have taken place that day, in which case they are valued at the mean between their latest bid and ask price; (7) commodity-linked notes and swaps are marked-to-market daily based upon quotations from market makers; (8) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) determines that the latest sale price, the bid price or the mean between the last reported bid and ask price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (9) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees. (10) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (11) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.
Morgan Stanley Global Strategist Fund, formerly Morgan Stanley Strategist Fund, changed its name effective March 31, 2010.

Item 2. Controls and Procedures.
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.
Item 3. Exhibits.
(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Morgan Stanley Global Strategist Fund
/s/ Sara Furber
Sara Furber
Principal Executive Officer
December 16, 2010
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
/s/ Sara Furber
Sara Furber
Principal Executive Officer
December 16, 2010
/s/ Francis Smith
Francis Smith
Principal Financial Officer
December 16, 2010